UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09140

Virtus Retirement Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT VIRTUS RETIREMENT TRUST

December 31, 2017

Virtus DFA 2015 Target Date Retirement Income Fund

Virtus DFA 2020 Target Date Retirement Income Fund

Virtus DFA 2025 Target Date Retirement Income Fund

Virtus DFA 2030 Target Date Retirement Income Fund

Virtus DFA 2035 Target Date Retirement Income Fund

Virtus DFA 2040 Target Date Retirement Income Fund

Virtus DFA 2045 Target Date Retirement Income Fund

Virtus DFA 2050 Target Date Retirement Income Fund

Virtus DFA 2055 Target Date Retirement Income Fund

Virtus DFA 2060 Target Date Retirement Income Fund

Not FDIC Insured

No Bank Guarantee

May Lose Value

Fund	Fund Summary	Schedule of Investments

Portfolio Manager Fund Commentary	9
Virtus DFA 2015 Target Date Retirement Income Fund (“DFA 2015 Target Date Retirement Income Fund”)	12	42
Virtus DFA 2020 Target Date Retirement Income Fund (“DFA 2020 Target Date Retirement Income Fund”)	15	43
Virtus DFA 2025 Target Date Retirement Income Fund (“DFA 2025 Target Date Retirement Income Fund”)	18	44
Virtus DFA 2030 Target Date Retirement Income Fund (“DFA 2030 Target Date Retirement Income Fund”)	21	45
Virtus DFA 2035 Target Date Retirement Income Fund (“DFA 2035 Target Date Retirement Income Fund”)	24	46
Virtus DFA 2040 Target Date Retirement Income Fund (“DFA 2040 Target Date Retirement Income Fund”)	27	47
Virtus DFA 2045 Target Date Retirement Income Fund (“DFA 2045 Target Date Retirement Income Fund”)	30	48
Virtus DFA 2050 Target Date Retirement Income Fund (“DFA 2050 Target Date Retirement Income Fund”)	33	49
Virtus DFA 2055 Target Date Retirement Income Fund (“DFA 2055 Target Date Retirement Income Fund”)	36	50
Virtus DFA 2060 Target Date Retirement Income Fund (“DFA 2060 Target Date Retirement Income Fund”)	39	51
Statements of Assets and Liabilities		52
Statements of Operations		57
Statements of Changes in Net Assets		62
Financial Highlights		72
Notes to Financial Statements		80
Report of Independent Registered Public Accounting Firm		99
Tax Information Notice		101
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees		102
Fund Management Tables		108

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this annual report that reviews the performance of your fund for the 12-month period ended December 31, 2017.

Economic growth and strong corporate earnings were driving forces in the U.S. in 2017, capped off by the sweeping tax overhaul signed into law at year-end, which fueled optimism further. The Federal Reserve, buoyed by a steadily strengthening economy, raised interest rates three times over the course of the year, and began the process of unwinding its balance sheet debt accumulated since the Financial Crisis of 2008 – a clear signal that it believes the U.S. has resumed a growth path. Outside the U.S., global growth also strengthened, with other major central banks preparing to taper their own stimulus policies.

The favorable investment backdrop lifted major U.S. equity markets to new all-time highs with near-record low volatility. Large-cap stocks, as measured by the S&P 500® Index, returned 21.83% for the year, outpacing small-cap stocks, which returned 14.65%, as measured by the Russell 2000® Index. Within international equities, emerging markets led their developed peers, with the MSCI Emerging Markets Index (net) up 37.28%, compared with the MSCI EAFE® Index (net), which returned 25.03%.

Demand for U.S. Treasuries remained strong, driven by foreign investors who favored their yield advantage and credit quality over many foreign government bonds. On December 31, 2017, the benchmark 10-year U.S. Treasury yielded 2.40%, compared with 2.45% one year earlier. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, increased 3.54% for the 12 months, while non-investment grade bonds gained 7.50%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies. The Virtus Funds have even more investment options following Virtus Investment Partners’ acquisition of RidgeWorth Investments last summer. Our expanded offerings include equity, fixed income, international, and asset allocation strategies from three new affiliates – Ceredex Value Advisors, Seix Investment Advisors, and Silvant Capital Management – and from subadvisers WCM Investment Management and Zevenbergen Capital Investments. I invite you to learn more about our growing family of managers and funds at Virtus.com.

On behalf of our investment affiliates, I thank you for entrusting your assets to the Virtus Funds. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

February 2018

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS RETIREMENT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX MONTH PERIOD OF JULY 1, 2017 TO DECEMBER 31, 2017

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Retirement Trust Fund (each, a “Fund”) you may incur two types of costs; (1) transaction costs, including sales charges on purchases of Class A shares and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without a sales charge and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

Actual Expenses

The following Expense Table illustrates a Fund’s information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which is for the fiscal year ended December 31, 2017.

		Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Annualized Expense Ratio	Expenses paid During Period*
DFA 2015 Target Date Retirement Income Fund	Class A	$1,000.00	$1,047.70	0.85%	$4.39
	Class I	1,000.00	1,049.70	0.60	3.10
	Class R6	1,000.00	1,051.40	0.40	2.07
DFA 2020 Target Date Retirement Income Fund	Class A	1,000.00	1,061.40	0.85	4.42
	Class I	1,000.00	1,062.00	0.60	3.12
	Class R6	1,000.00	1,063.80	0.40	2.08
DFA 2025 Target Date Retirement Income Fund	Class A	1,000.00	1,077.50	0.85	4.45
	Class I	1,000.00	1,079.70	0.60	3.15
	Class R6	1,000.00	1,080.30	0.40	2.10
DFA 2030 Target Date Retirement Income Fund	Class A	1,000.00	1,086.30	0.85	4.47
	Class I	1,000.00	1,087.70	0.60	3.16
	Class R6	1,000.00	1,088.40	0.40	2.11
DFA 2035 Target Date Retirement Income Fund	Class A	1,000.00	1,086.90	0.85	4.47
	Class I	1,000.00	1,088.20	0.60	3.16
	Class R6	1,000.00	1,090.39	0.40	2.11

VIRTUS RETIREMENT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX MONTH PERIOD OF JULY 1, 2017 TO DECEMBER 31, 2017

		Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Annualized Expense Ratio	Expenses paid During Period*
DFA 2040 Target Date Retirement Income Fund	Class A	$1,000.00	$1,093.00	0.85%	$4.48
	Class I	1,000.00	1,094.60	0.60	3.17
	Class R6	1,000.00	1,096.00	0.40	2.11
DFA 2045 Target Date Retirement Income Fund	Class A	1,000.00	1,105.30	0.85	4.51
	Class I	1,000.00	1,105.90	0.60	3.18
	Class R6	1,000.00	1,108.10	0.40	2.13
DFA 2050 Target Date Retirement Income Fund	Class A	1,000.00	1,105.70	0.85	4.51
	Class I	1,000.00	1,106.10	0.60	3.19
	Class R6	1,000.00	1,107.60	0.40	2.12
DFA 2055 Target Date Retirement Income Fund	Class A	1,000.00	1,104.80	0.85	4.51
	Class I	1,000.00	1,106.00	0.60	3.18
	Class R6	1,000.00	1,107.20	0.40	2.12
DFA 2060 Target Date Retirement Income Fund	Class A	1,000.00	1,105.40	0.85	4.51
	Class I	1,000.00	1,106.50	0.60	3.19
	Class R6	1,000.00	1,108.00	0.40	2.13

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS RETIREMENT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX MONTH PERIOD OF JULY 1, 2017 TO DECEMBER 31, 2017

Hypothetical Example for Comparison Purposes

The accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

		Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Annualized Expense Ratio	Expenses paid During Period*
DFA 2015 Target Date Retirement Income Fund	Class A	$1,000.00	$1,020.92	0.85%	$4.33
	Class I	1,000.00	1,022.18	0.60	3.06
	Class R6	1,000.00	1,023.19	0.40	2.04
DFA 2020 Target Date Retirement Income Fund	Class A	1,000.00	1,020.92	0.85	4.33
	Class I	1,000.00	1,022.18	0.60	3.06
	Class R6	1,000.00	1,023.19	0.40	2.04
DFA 2025 Target Date Retirement Income Fund	Class A	1,000.00	1,020.92	0.85	4.33
	Class I	1,000.00	1,022.18	0.60	3.06
	Class R6	1,000.00	1,023.19	0.40	2.04
DFA 2030 Target Date Retirement Income Fund	Class A	1,000.00	1,020.92	0.85	4.33
	Class I	1,000.00	1,022.18	0.60	3.06
	Class R6	1,000.00	1,023.19	0.40	2.04
DFA 2035 Target Date Retirement Income Fund	Class A	1,000.00	1,020.92	0.85	4.33
	Class I	1,000.00	1,022.18	0.60	3.06
	Class R6	1,000.00	1,023.19	0.40	2.04
DFA 2040 Target Date Retirement Income Fund	Class A	1,000.00	1,020.92	0.85	4.33
	Class I	1,000.00	1,022.18	0.60	3.06
	Class R6	1,000.00	1,023.19	0.40	2.04

VIRTUS RETIREMENT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX MONTH PERIOD OF JULY 1, 2017 TO DECEMBER 31, 2017

		Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Annualized Expense Ratio	Expenses paid During Period*
DFA 2045 Target Date Retirement Income Fund	Class A	$1,000.00	$1,020.92	0.85%	$4.33
	Class I	1,000.00	1,022.18	0.60	3.06
	Class R6	1,000.00	1,023.19	0.40	2.04
DFA 2050 Target Date Retirement Income Fund	Class A	1,000.00	1,020.92	0.85	4.33
	Class I	1,000.00	1,022.18	0.60	3.06
	Class R6	1,000.00	1,023.19	0.40	2.04
DFA 2055 Target Date Retirement Income Fund	Class A	1,000.00	1,020.92	0.85	4.33
	Class I	1,000.00	1,022.18	0.60	3.06
	Class R6	1,000.00	1,023.19	0.40	2.04
DFA 2060 Target Date Retirement Income Fund	Class A	1,000.00	1,020.92	0.85	4.33
	Class I	1,000.00	1,022.18	0.60	3.06
	Class R6	1,000.00	1,023.19	0.40	2.04

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS RETIREMENT TRUST

KEY INVESTMENT TERMS

DECEMBER 31, 2017 (Unaudited)

Bloomberg Barclays Global Aggregate Bond Index (USD, Hedged)

The Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) is a broad-based measure of the global investment-grade fixed income markets hedged to the U.S. dollar. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures U.S. dollar-denominated, high-yield fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Federal Reserve (the “Fed”)

The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

Financial Crisis of 2008

The Financial Crisis of 2008, also known as the Global Financial Crisis or Financial Crisis of 2007-2008, is considered by many economists to have been the worst financial and economic crisis since the Great Depression that lasted from 1929 to 1941. The Crisis began in 2007 with a crisis in the subprime mortgage market in the U.S., and it developed into an international banking crisis with the collapse of the investment bank Lehman Brothers in September of 2008. Although bail- outs of financial institutions as well as monetary and fiscal policies were put into place throughout the world to mitigate its impact, the Crisis led to the global economic downturn commonly referred to as the Great Recession. During the Crisis and through the Great Recession that followed, housing prices fell drastically and unemployment rose, leading to legislation designed to promote financial stability such as the Dodd-Frank Act in the U.S. and efforts by various central banks to stimulate their countries’ economies.

MSCI All Country World Index (net)

The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI All Country World ex-USA Investable Market Index (IMI) (net)

The MSCI All Country World ex-USA Investable Market Index (IMI) (net) measures the performance of large, mid, and small-cap equities across developed non-U.S. and emerging markets countries. The index is calculated on a total return basis with net dividends reinvested.

VIRTUS RETIREMENT TRUST

KEY INVESTMENT TERMS (Continued)

DECEMBER 31, 2017 (Unaudited)

The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI All Country World Growth Index (net)

The MSCI All Country World Growth Index (net) measures the performance of large and mid-cap equities exhibiting overall growth style characteristics across developed countries and emerging markets countries. The index is calculated on a total return basis with gross dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI All Country World Investable Market Index (IMI) (net)

The MSCI All Country World Investable Market Index (IMI) (net) measures the performance of large, mid, and small-cap equities across developed and emerging markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI All Country World Small Cap Growth Index (net)

The MSCI All Country World Small Cap Growth Index (net) measures the performance of small-cap equities exhibiting overall growth style characteristics across developed and emerging markets countries. The index is calculated on a total return basis with gross dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI All Country World Small Cap Index (net)

The MSCI All Country World Small Cap Index (net) measures the performance of small-cap equities across developed and emerging markets. The index is calculated on a total return basis with gross dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI All Country World Small Cap Value Index (net)

The MSCI All Country World Small Cap Value Index (net) measures the performance of small-cap equities exhibiting overall value style characteristics across developed and emerging markets countries. The index is calculated on a total return basis with gross dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI All Country World Value Index (net)

The MSCI All Country World Value Index (net) measures the performance of large and mid-cap securities exhibiting overall value style characteristics across developed and emerging markets countries. The index is calculated on a total return basis with gross dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted Index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends

VIRTUS RETIREMENT TRUST

KEY INVESTMENT TERMS (Continued)

DECEMBER 31, 2017 (Unaudited)

reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 3000® Index

The Russell 3000® Index is a market capitalization-weighted index of the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

U.S. Treasury Inflation-Protected Securities (TIPS)

A United States Treasury security that is indexed to inflation in order to protect investors from the negative effects of inflation.

FUND SUMMARIES

Portfolio Manager Commentary by Dimensional Fund Advisors LP (“Dimensional”)

Fund Overview

The Virtus DFA Target Date Retirement Income Funds seek capital appreciation and income by investing in a combination of mutual funds managed by Dimensional, known as the underlying funds. Each Target Date Fund (Fund) invests according to an asset allocation strategy designed for investors who have retired, or are planning to retire on or within a few years of the applicable target date and withdraw the value of their investment over many years after the target date. In each Fund, the allocation to the underlying funds is expected to change based on this asset allocation strategy, from generally being less conservative (having a greater allocation to equity underlying funds) to becoming increasingly more conservative (having a lesser allocation to equity underlying funds) until 15 years after the target date. At that time, the Fund portfolio will reach its final static asset allocation.

Prior to and after the target retirement date, as part of their asset allocation strategy, the Virtus DFA Target Date Retirement Income Funds invest more of their fixed income allocation in a liability-driven investing (LDI) strategy designed to manage interest rate risk and inflation risk associated with the cost of a typical investor’s in-retirement consumption beginning at the applicable target retirement year. Currently, the LDI strategy is implemented by purchasing U.S. Treasury Inflation Protected Securities (TIPS) and short-term fixed income instruments.

Fund Objectives

Each Fund has an investment objective of providing total return, consistent with the Fund’s current asset allocation. Total return is comprised of income and capital appreciation.

How did global equity and fixed income markets perform during the Funds’ fiscal year ended December 31, 2017?

Equity Markets

In U.S. dollar terms, global equity markets returned 24.0% for the 12 months ended December 31, 2017, as reflected by the MSCI All Country World Investable Market Index (IMI) (net dividends).

The broad U.S. equity market returned 21.1% during the period, as measured by the Russell 3000® Index. In U.S. dollar terms, global markets excluding the U.S. (ex-U.S.), returned 27.8%, as measured by the MSCI All Country World ex-USA IMI (net dividends). Most developed market currencies, particularly the euro and the Danish krone, appreciated against the U.S. dollar. Most emerging market currencies, particularly the Polish zloty and the Czech koruna, also appreciated against the U.S. dollar. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of global ex-U.S. equity markets.

SIZE/STYLE INDEX RETURNS[1]
	Value	Neutral	Growth
Large	+20.3%	+22.7%	+32.0%
Mid	+19.7%	+25.3%	+30.6%
Small	+16.5%	+23.9%	+33.3%

1.	Size/style returns are shown using the MSCI All Country World IMI (net dividends). Companies are classified as small, mid, and large by computing breakpoints based on total market capitalization in each

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

country or region. Within the U.S., large is defined as the largest 70% of market cap, mid is the next 20%, and small is the smallest 10%. Within the non-U.S. developed markets, large is the largest 70% of market cap, mid is the next 17.5%, and small is the smallest 12.5%. Within emerging markets, large is the largest 70% of market cap, mid is the next 15%, and small is the smallest 15%. Designations of value, neutral, and growth are constructed in each country or region based on price-to-book ratios. Value is defined as the 30% of market cap with the lowest price-to-book ratios, neutral is the next 40%, and growth is the highest 30%.

Small-cap stocks (as measured by the MSCI All Country World Small Cap Index, net dividends) underperformed large-cap stocks (as measured by the MSCI All Country World Index, net dividends) by 0.2% for the year.

Along the relative price dimension, large value stocks (as measured by the MSCI All Country World Value Index, net dividends) underperformed large growth stocks (as measured by the MSCI All Country World Growth Index, net dividends) by 11.7%. Small value stocks (as measured by the MSCI All Country World Small Cap Value Index, net dividends) underperformed small growth stocks (as measured by the MSCI All Country World Small Cap Growth Index, net dividends) by 8.5%.

Profitability premiums – the performance of stocks of highly profitable companies over stocks of less profitable companies – were positive across global ex-U.S. markets for the year. Higher-profitability stocks outperformed among both large and small caps in global ex-U.S. markets. In the U.S. market, profitability premiums were mixed for the period. Higher-profitability stocks outperformed among large caps. In the small-cap growth segment of the market, stocks with the lowest profitability and highest relative price outperformed stocks with higher profitability. However, higher-profitability stocks generally outperformed throughout the rest of the U.S. small-cap universe.

Fixed Income Markets

Global fixed income returns, hedged to the U.S. dollar (USD), were positive for 2017. The Bloomberg Barclays Global Aggregate Bond Index (USD-hedged) increased by 3.04% during the year. Within the U.S., the Bloomberg Barclays U.S. Aggregate Bond Index gained 3.54%.

Interest rate changes across the U.S. fixed income market were mixed in 2017. The yield on the five-year Treasury note rose 0.27%, ending the year at 2.20%. The yield on the 10-year Treasury note decreased by 0.05% to 2.40%. The 30-year Treasury bond yield decreased by 0.32% to finish at 2.74%.

During the one-year period ended December 31, 2017, shorter-term bonds experienced an increase in yields. The yield on the one-year Treasury bill increased by 0.91% to end the year at 1.76%, while the two-year Treasury note finished at 1.89% after a yield increase of 0.69% for the year.

Globally, interest rates were mixed for the year. The yield on the German 10-year bund increased by 0.23%, finishing at 0.42%. The yield on the U.K. 10-year gilt decreased from 1.24% to 1.19%. Italian and Spanish 10-year government bond yields increased to 2.00% and 1.57%, respectively. The yield on the 10-year Japanese government bond increased by 0.01% to finish at 0.05% for the year.

During the 12-month period, financial markets in developed markets generally indicated positive expected term premiums. Realized term premiums were indeed positive, both in the U.S. and globally, as long-term bond maturities outperformed their shorter-term counterparts.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Credit spreads – the difference between the yields of bonds of similar maturity but different credit quality – were relatively narrow during the year, indicating smaller expected credit premiums. During the 12-month period, realized credit premiums were positive both in the U.S. and globally, as lower-quality investment grade corporate bonds outperformed their higher-quality investment grade counterparts.

Shorter-term real yields – that is, yields after taking inflation into account – rose during 2017, while longer-term real yields declined. The real yield on five-year U.S. TIPS increased by 0.25% to 0.34%, 10-year U.S. TIPS decreased by 0.06% to a real yield of 0.44%, and 30-year U.S. TIPS decreased by 0.26% to a real yield of 0.73%.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2015 TARGET DATE RETIREMENT INCOME FUND (Unaudited) Fund Summary Portfolio Manager Commentary by Dimensional Fund Advisors LP	Ticker Symbols: Class A: VARTX Class I: VDFIX Class R6: VDFRX

⬛	For the fiscal year ended December 31, 2017, the Fund’s Class A shares at NAV returned 7.99%, Class I shares at NAV returned 8.32%, and Class R6 shares at NAV returned 8.59%. For the same period the S&P 500® Index, both the broad-based and style specific index returned 21.83%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

What factors affected the Fund’s performance during the fiscal year?

⬛	The Fund pursues its investment objective by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity underlying funds included the DFA U.S. Large Company Portfolio, DFA U.S. Core Equity 1 Portfolio, DFA Large Cap International Portfolio, DFA International Core Equity Portfolio, and DFA Emerging Markets Core Equity Portfolio. The Fund’s investments in fixed income underlying funds included the DFA Inflation-Protected Securities Portfolio and DFA LTIP Portfolio.

⬛	The Fund’s investment strategy is process driven, emphasizing broad diversification. As a result of the equity and fixed income underlying funds’ diversified investment approaches, performance was determined principally by broad trends in global equity and fixed income markets rather than by the behavior of a limited group of securities.

⬛	The equity underlying funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with an allocation to the U.S., to developed markets outside the U.S. (ex-U.S.), and to emerging markets countries. For the one-year period ended December 31, 2017, the equity underlying funds collectively outperformed the S&P 500® Index, primarily as a result of the Fund’s inclusion of developed ex-U.S. and emerging markets securities. Developed ex-U.S. and emerging markets generally outperformed the U.S. for the year, and the Index does not include these stocks. Conversely, the equity underlying funds’ lesser exposure than the Index to growth stocks (as measured by price-to-book ratio) detracted from the Fund’s relative performance, as these stocks generally outperformed for the period.

⬛	The holdings of the fixed income underlying funds are intended to target the duration of investors’ retirement consumption liabilities, and had an average duration of approximately 10.9 years for the one-year period ended December 31, 2017. During the period, these holdings underperformed the S&P 500® Index. The Index invested only in equity securities, whereas the fixed income underlying funds were completely invested in U.S. Treasury Inflation Protected Securities (TIPS), and TIPS underperformed the Index during a period in which equities outperformed. This was the primary driver of underperformance for the fixed income component of the Fund relative to the Index.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2015 TARGET DATE RETIREMENT INCOME FUND (Unaudited) (Continued)

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Inflation Protected Securities: Inflation Protected Securities may react differently from other debt securities to changes in interest rates.

Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Prospectus: For additional information on risks, please see the fund’s prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2017.
Domestic Fixed Income Funds	75%
Domestic Equity Funds	15
International Equity Funds	10

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2015 TARGET DATE RETIREMENT INCOME FUND (Continued)

Average Annual Total Returns[1] for period ended 12/31/17
	1 Year	Since Inception		Inception Date
Class A shares at NAV[2]	7.99%	8.09%		1/11/16
Class A shares at POP[3,4]	1.78	4.89		1/11/16
Class I shares at NAV	8.32	8.37		1/11/16
Class R6 shares at NAV	8.59	8.61		1/11/16
S&P 500® Index	21.83	20.72	[5]	—

Fund Expense Ratios6: Class A shares: Gross 7.82%, Net 1.00%; Class I shares: Gross 7.57%, Net 0.75%; Class R6 shares: Gross 7.57%, Net 0.55%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of purchase in which a finder’s fee was paid are 1% and 0% thereafter.
[5]	The since inception index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective April 10, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net expense: Expenses reduced by the contractual fee waiver, in effect through April 30, 2018. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.

Growth of $10,000 For period ended 12/31

This chart assumes an initial investment of $10,000 made on January 11, 2016 (inception date of the Fund), for Class A, Class I, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2020 TARGET DATE RETIREMENT INCOME FUND (Unaudited) Fund Summary Portfolio Manager Commentary by Dimensional Fund Advisors LP	Ticker Symbols: Class A: VATDX Class I: VDTIX Class R6: VDRRX

⬛	For the fiscal year ended December 31, 2017, the Fund’s Class A shares at NAV returned 10.18%, Class I shares at NAV returned 10.46%, and Class R6 shares at NAV returned 10.74%. For the same period the S&P 500® Index, both the broad-based and style specific index returned 21.83%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

What factors affected the Fund’s performance during the fiscal year?

⬛	The Fund pursues its investment objective by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity underlying funds included the DFA U.S. Large Company Portfolio, DFA U.S. Core Equity 1 Portfolio, DFA Large Cap International Portfolio, DFA International Core Equity Portfolio, and DFA Emerging Markets Core Equity Portfolio. The Fund’s investments in fixed income underlying funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA LTIP Portfolio.

⬛	The Fund’s investment strategy is process driven, emphasizing broad diversification. As a result of the equity and fixed income underlying funds’ diversified investment approaches, performance was determined principally by broad trends in global equity and fixed income markets rather than by the behavior of a limited group of securities.

⬛	The equity underlying funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with an allocation to the U.S., to developed markets outside the U.S. (ex-U.S.), and to emerging markets countries. For the one-year period ended December 31, 2017, the equity underlying funds collectively outperformed the S&P 500® Index, primarily as a result of the Fund’s inclusion of developed ex-U.S. and emerging markets securities. Developed ex-U.S. and emerging markets generally outperformed the U.S. for the year, and the Index does not include these stocks. Conversely, the equity underlying funds’ lesser exposure than the Index to growth stocks (as measured by price-to-book ratio) detracted from the Fund’s relative performance, as these stocks generally outperformed for the period.

⬛	The holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets. These fixed income underlying funds seek to capture term and credit premiums within global investment grade bonds. With equities generally outperforming fixed income for the period, these holdings underperformed the S&P 500® Index, as the underlying funds invest in fixed income securities and the Index is made up solely of equities.

⬛	The holdings of the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio are intended to target the duration of investors’ retirement consumption liabilities, and had an average duration of approximately 14.6 years for the one-year period ended December 31, 2017. During the period, these holdings underperformed the S&P 500® Index. The Index included only equity

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2020 TARGET DATE RETIREMENT INCOME FUND (Unaudited) (Continued)

securities, whereas the fixed income underlying funds were completely invested in U.S. Treasury Inflation Protected Securities (TIPS), and TIPS underperformed the Index during a period in which equities outperformed. This was the primary driver of underperformance for the fixed income component of the Fund relative to the Index.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Inflation Protected Securities: Inflation Protected Securities may react differently from other debt securities to changes in interest rates.

Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Prospectus: For additional information on risks, please see the fund’s prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2017.
Domestic Fixed Income Funds	67%
Domestic Equity Funds	19
International Equity Funds	12
International Fixed Income Funds	2

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2020 TARGET DATE RETIREMENT INCOME FUND (Continued)

Average Annual Total Returns[1] for period ended 12/31/17
	1 Year	Since Inception		Inception Date
Class A shares at NAV[2]	10.18%	10.31%		1/11/16
Class A shares at POP[3,4]	3.84	7.04		1/11/16
Class I shares at NAV	10.46	10.59		1/11/16
Class R6 shares at NAV	10.74	10.84		1/11/16
S&P 500® Index	21.83	20.72	[5]	—

Fund Expense Ratios6: Class A shares: Gross 7.30%, Net 1.02%; Class I shares: Gross 7.05%, Net 0.77%; Class R6 shares: Gross 7.05%, Net 0.57%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of purchase in which a finder’s fee was paid are 1% and 0% thereafter.
[5]	The since inception index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective April 10, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net expense: Expenses reduced by the contractual fee waiver, in effect through April 30, 2018. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.

Growth of $10,000 For period ended 12/31

This chart assumes an initial investment of $10,000 made on January 11, 2016 (inception date of the Fund), for Class A, Class I, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2025 TARGET DATE RETIREMENT TRUST (Unaudited) Fund Summary Portfolio Manager Commentary by Dimensional Fund Advisors LP	Ticker Symbols: Class A: VDAAX Class I: VITDX Class R6: VRDFX

⬛	For the fiscal year ended December 31, 2017, the Fund’s Class A shares at NAV returned 13.30%, Class I shares at NAV returned 13.55%, and Class R6 shares at NAV returned 13.80%. For the same period the S&P 500® Index, both the broad-based and style specific index returned 21.83%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

What factors affected the Fund’s performance during the fiscal year?

⬛	The Fund pursues its investment objective by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity underlying funds included the DFA U.S. Large Company Portfolio, DFA U.S. Core Equity 1 Portfolio, DFA Large Cap International Portfolio, DFA International Core Equity Portfolio, and DFA Emerging Markets Core Equity Portfolio. The Fund’s investments in fixed income underlying funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA LTIP Portfolio.

⬛	The Fund’s investment strategy is process driven, emphasizing broad diversification. As a result of the equity and fixed income underlying funds’ diversified investment approaches, performance was determined principally by broad trends in global equity and fixed income markets rather than by the behavior of a limited group of securities.

⬛	The equity underlying funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with an allocation to the U.S., to developed markets outside the U.S. (ex-U.S.), and to emerging markets countries. For the one-year period ended December 31, 2017, the equity underlying funds collectively outperformed the S&P 500® Index, primarily as a result of the Fund’s inclusion of developed ex-U.S. and emerging markets securities. Developed ex-U.S. and emerging markets generally outperformed the U.S. for the year, and the Index does not include these stocks. Conversely, the equity underlying funds’ lesser exposure than the Index to growth stocks (as measured by price-to-book ratio) detracted from the Fund’s relative performance, as these stocks generally outperformed for the period.

⬛	The holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets. These fixed income underlying funds seek to capture term and credit premiums within global investment grade bonds. With equities generally outperforming fixed income for the period, these holdings underperformed the S&P 500® Index, as the underlying funds invest in fixed income securities and the Index is made up solely of equities.

⬛	The DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio are intended to target the duration of investors’ retirement consumption liabilities, and had an average duration of approximately 19.4 years for the one-year period ended December 31, 2017. The Index included only equity securities, whereas the fixed income underlying funds were completely invested in U.S.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2025 TARGET DATE RETIREMENT TRUST (Unaudited) (Continued)

Treasury Inflation Protected Securities (TIPS), and TIPS underperformed the Index during a period in which equities outperformed. This was the primary driver of underperformance for the fixed income component of the Fund relative to the Index.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Inflation Protected Securities: Inflation Protected Securities may react differently from other debt securities to changes in interest rates.

Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Prospectus: For additional information on risks, please see the fund’s prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2017.
Domestic Fixed Income Funds	49%
Domestic Equity Funds	27
International Equity Funds	17
International Fixed Income Funds	7

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2025 TARGET DATE RETIREMENT TRUST (Continued)

Average Annual Total Returns[1] for period ended 12/31/17
	1 Year	Since Inception		Inception Date
Class A shares at NAV[2]	13.30%	12.83%		1/11/16
Class A shares at POP[3,4]	6.79	9.49		1/11/16
Class I shares at NAV	13.55	13.12		1/11/16
Class R6 shares at NAV	13.80	13.35		1/11/16
S&P 500® Index	21.83	20.72	[3]	—

Fund Expense Ratios6: Class A shares: Gross 7.37%, Net 1.04%; Class I shares: Gross 7.12%, Net 0.79%; Class R6 shares: Gross 7.12%, Net 0.59%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of purchase in which a finder’s fee was paid are 1% and 0% thereafter.
[5]	The since inception index returns are from Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective April 10, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net expense: Expenses reduced by the contractual fee waiver, in effect through April 30, 2018. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.

Growth of $10,000 For period ended 12/31

This chart assumes an initial investment of $10,000 made on January 11, 2016 (inception date of the Fund), for Class A, Class I, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2030 TARGET DATE RETIREMENT INCOME FUND (Unaudited) Fund Summary Portfolio Manager Commentary by Dimensional Fund Advisors LP	Ticker Symbols: Class A: VDFAX Class I: VRITX Class R6: VRRDX

⬛	For the fiscal year ended December 31, 2017, the Fund’s Class A shares at NAV returned 15.64%, Class I shares at NAV returned 15.81%*, and Class R6 shares at NAV returned 16.06%. For the same period the S&P 500® Index, both the broad-based and style specific index returned 21.83%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

*	See footnote 7 on page 23.

What factors affected the Fund’s performance during the fiscal year?

⬛	The Fund pursues its investment objective by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity underlying funds included the DFA U.S. Large Company Portfolio, DFA U.S. Core Equity 1 Portfolio, DFA Large Cap International Portfolio, DFA International Core Equity Portfolio, and DFA Emerging Markets Core Equity Portfolio. The Fund’s investments in fixed income underlying funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, and DFA LTIP Portfolio.

⬛	The Fund’s investment strategy is process driven, emphasizing broad diversification. As a result of the equity and fixed income underlying funds’ diversified investment approaches, performance was determined principally by broad trends in global equity and fixed income markets rather than by the behavior of a limited group of securities.

⬛	The equity underlying funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with an allocation to the U.S., to developed markets outside the U.S. (ex-U.S.), and to emerging markets countries. For the one-year period ended December 31, 2017, the equity underlying funds collectively outperformed the S&P 500® Index, primarily as a result of the Fund’s inclusion of developed ex-U.S. and emerging markets securities. Developed ex-U.S. and emerging markets generally outperformed the U.S. for the year, and the Index does not include these stocks. Conversely, the equity underlying funds’ lesser exposure than the Index to growth stocks (as measured by price-to-book ratio) detracted from the Fund’s relative performance, as these stocks generally outperformed for the period.

⬛	The holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets. These fixed income underlying funds seek to capture term and credit premiums within global investment grade bonds. With equities generally outperforming fixed income for the period, these holdings underperformed the S&P 500® Index, as the underlying funds invest in fixed income securities and the Index is made up solely of equities.

⬛	The holdings of the DFA LTIP Portfolio are intended to target the duration of investors’ retirement consumption liabilities, and had an average duration of approximately 24.0 years for the one-year period ended December 31, 2017. The Index included only equity securities, whereas the fixed income underlying funds were completely invested in U.S. Treasury Inflation Protected Securities

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2030 TARGET DATE RETIREMENT INCOME FUND (Unaudited) (Continued)

(TIPS), and TIPS underperformed the Index during a period in which equities outperformed. This was the primary driver of underperformance for the fixed income component of the Fund relative to the Index.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Inflation Protected Securities: Inflation Protected Securities may react differently from other debt securities to changes in interest rates.

Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Prospectus: For additional information on risks, please see the fund’s prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2017.
Domestic Equity Funds	35%
Domestic Fixed Income Funds	30
International Equity Funds	23
International Fixed Income Funds	12

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2030 TARGET DATE RETIREMENT INCOME FUND (Continued)

Average Annual Total Returns[1] for period ended 12/31/17
	1 Year	Since Inception		Inception Date
Class A shares at NAV[2]	15.64%	14.42%		1/11/16
Class A shares at POP[3,4]	9.00	11.03		1/11/16
Class I shares at NAV[7]	15.81	14.67		1/11/16
Class R6 shares at NAV	16.06	14.90		1/11/16
S&P 500® Index	21.83	20.72	[5]	—

Fund Expense Ratios6: Class A shares: Gross 7.64%, Net 1.06%; Class I shares: Gross 7.39%, Net 0.81%; Class R6 shares: Gross 7.39%, Net 0.61%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of purchase in which a finder’s fee was paid are 1% and 0% thereafter.
[5]	The since inception index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective April 10, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net expense: Expenses reduced by the contractual fee waiver, in effect through April 30, 2018. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
[7]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principals required in the annual report and semiannual report.

Growth of $10,000 For period ended 12/31

This chart assumes an initial investment of $10,000 made on January 11, 2016 (inception date of the Fund), for Class A, Class I, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2035 TARGET DATE RETIREMENT INCOME FUND (Unaudited) Fund Summary Portfolio Manager Commentary by Dimensional Fund Advisors LP	Ticker Symbols: Class A: VRTAX Class I: VTDIX Class R6: VRRTX

⬛	For the fiscal year ended December 31, 2017, the Fund’s Class A shares at NAV returned 17.05%, Class I shares at NAV returned 17.41%, and Class R6 shares at NAV returned 17.74%*. For the same period the S&P 500® Index, both the broad-based and style specific index returned 21.83%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

*	See footnote 7 on page 26.

What factors affected the Fund’s performance during the fiscal year?

⬛	The Fund pursues its investment objective by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity underlying funds included the DFA U.S. Large Company Portfolio, DFA U.S. Core Equity 1 Portfolio, DFA Large Cap International Portfolio, DFA International Core Equity Portfolio, and DFA Emerging Markets Core Equity Portfolio. The Fund’s investments in fixed income underlying funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, and DFA LTIP Portfolio.

⬛	The Fund’s investment strategy is process driven, emphasizing broad diversification. As a result of the equity and fixed income underlying funds’ diversified investment approaches, performance was determined principally by broad trends in global equity and fixed income markets rather than by the behavior of a limited group of securities.

⬛	The equity underlying funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with an allocation to the U.S., to developed markets outside the U.S. (ex-U.S.), and to emerging markets countries. For the one-year period ended December 31, 2017, the equity underlying funds collectively outperformed the S&P 500® Index, primarily as a result of the Fund’s inclusion of developed ex-U.S. and emerging markets securities. Developed ex-U.S. and emerging markets generally outperformed the U.S. for the year, and the Index does not include these stocks. Conversely, the equity underlying funds’ lesser exposure than the Index to growth stocks (as measured by price-to-book ratio) detracted from the Fund’s relative performance, as these stocks generally outperformed for the period.

⬛	The holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets. These fixed income underlying funds seek to capture term and credit premiums within global investment grade bonds. With equities generally outperforming fixed income for the period, these holdings underperformed the S&P 500® Index, as the underlying funds invest in fixed income securities and the Index is made up solely of equities.

⬛	The holdings of the DFA LTIP Portfolio are intended to target the duration of investors’ retirement consumption liabilities, and had an average duration of approximately 24.0 years for the one-year period ended December 31, 2017. The Index includes only equity securities, whereas the fixed income underlying funds were completely invested in U.S. Treasury Inflation Protected Securities

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2035 TARGET DATE RETIREMENT INCOME FUND (Unaudited) (Continued)

(TIPS), and TIPS underperformed the Index during a period in which equities outperformed. This was the primary driver of underperformance for the fixed income component of the Fund relative to the Index.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Inflation Protected Securities: Inflation Protected Securities may react differently from other debt securities to changes in interest rates.

Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Prospectus: For additional information on risks, please see the fund’s prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2017.
Domestic Equity Funds	43%
International Equity Funds	28
International Fixed Income Funds	18
Domestic Fixed Income Funds	11

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2035 TARGET DATE RETIREMENT INCOME FUND (Continued)

Average Annual Total Returns[1] for period ended 12/31/17
	1 Year	Since Inception		Inception Date
Class A shares at NAV[2]	17.05%	15.31%		1/11/16
Class A shares at POP[3,4]	10.32	11.89		1/11/16
Class I shares at NAV	17.41	15.59		1/11/16
Class R6 shares at NAV[7]	17.74	15.86		1/11/16
S&P 500® Index	21.83	20.72	[5]	—

Fund Expense Ratios6: Class A shares: Gross 6.71%, Net 1.07%; Class I shares: Gross 6.46%, Net 0.82%; Class R6 shares: Gross 6.46%, Net 0.62%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of purchase in which a finder’s fee was paid are 1% and 0% thereafter.
[5]	The since inception index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective April 10, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net expense: Expenses reduced by the contractual fee waiver, in effect through April 30, 2018. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
[7]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principals required in the annual report and semiannual report.

Growth of $10,000 For period ended 12/31

This chart assumes an initial investment of $10,000 made on January 11, 2016 (inception date of the Fund), for Class A, Class I, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2040 TARGET DATE RETIREMENT INCOME FUND (Unaudited) Fund Summary Portfolio Manager Commentary by Dimensional Fund Advisors LP	Ticker Symbols: Class A: VTARX Class I: VIDFX Class R6: VRTRX

⬛	For the fiscal year ended December 31, 2017, the Fund’s Class A shares at NAV returned 19.17%, Class I shares at NAV returned 19.48%*, and Class R6 shares at NAV returned 19.71%. For the same period the S&P 500® Index, both the broad-based and style specific index returned 21.83%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

*	See footnote 7 on page 29.

What factors affected the Fund’s performance during the fiscal year?

⬛	The Fund pursues its investment objective by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity underlying funds included the DFA U.S. Large Company Portfolio, DFA U.S. Core Equity 1 Portfolio, DFA Large Cap International Portfolio, DFA International Core Equity Portfolio, and DFA Emerging Markets Core Equity Portfolio. The Fund’s investments in fixed income underlying funds included the DFA Short-Term Extended Quality Portfolio and DFA Two-Year Global Fixed Income Portfolio.

⬛	The Fund’s investment strategy is process driven, emphasizing broad diversification. As a result of the equity and fixed income underlying funds’ diversified investment approaches, performance was determined principally by broad trends in global equity and fixed income markets rather than by the behavior of a limited group of securities.

⬛	The equity underlying funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with an allocation to the U.S., to developed markets outside the U.S. (ex-U.S.), and to emerging markets countries. For the one-year period ended December 31, 2017, the equity underlying funds collectively outperformed the S&P 500® Index, primarily as a result of the Fund’s inclusion of developed ex-U.S. and emerging markets securities. Developed ex-U.S. and emerging markets generally outperformed the U.S. for the year, and the Index does not include these stocks. Conversely, the equity underlying funds’ lesser exposure than the Index to growth stocks (as measured by price-to-book ratio) detracted from the Fund’s relative performance, as these stocks generally outperformed for the period.

⬛	The fixed income underlying funds are also intended to be part of the Fund’s growth assets. These underlying funds seek to capture term and credit premiums within global investment grade bonds. With equities generally outperforming fixed income for the period, the fixed income underlying funds underperformed the S&P 500® Index, as the underlying funds invest in fixed income securities and the Index is made up solely of equities.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2040 TARGET DATE RETIREMENT INCOME FUND (Unaudited) (Continued)

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Inflation Protected Securities: Inflation Protected Securities may react differently from other debt securities to changes in interest rates.

Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Prospectus: For additional information on risks, please see the fund’s prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2017.
Domestic Equity Funds	51%
International Equity Funds	33
International Fixed Income Funds	16

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2040 TARGET DATE RETIREMENT INCOME FUND (Continued)

Average Annual Total Returns[1] for period ended 12/31/17
	1 Year	Since Inception		Inception Date
Class A shares at NAV[2]	19.17%	17.25%		1/11/16
Class A shares at POP[3,4]	12.32	13.77		1/11/16
Class I shares at NAV[7]	19.48	17.53		1/11/16
Class R6 shares at NAV	19.71	17.80		1/11/16
S&P 500® Index	21.83	20.72	[5]	—

Fund Expense Ratios6: Class A shares: Gross 8.24%, Net 1.07%; Class I shares: Gross 7.99%, Net 0.82%; Class R6 shares: Gross 7.99%, Net 0.62%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of purchase in which a finder’s fee was paid are 1% and 0% thereafter.
[5]	The since inception index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective April 10, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net expense: Expenses reduced by the contractual fee waiver, in effect through April 30, 2018. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
[7]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principals required in the annual report and semiannual report.

Growth of $10,000 For period ended 12/31

This chart assumes an initial investment of $10,000 made on January 11, 2016 (inception date of the Fund), for Class A, Class I, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2045 TARGET DATE RETIREMENT INCOME FUND (Unaudited) Fund Summary Portfolio Manager Commentary by Dimensional Fund Advisors LP	Ticker Symbols: Class A: VTATX Class I: VTIDX Class R6: VTDRX

⬛	For the fiscal year ended December 31, 2017, the Fund’s Class A shares at NAV returned 21.40%, Class I shares at NAV returned 21.70%, and Class R6 shares at NAV returned 21.91%. For the same period the S&P 500® Index, both the broad-based and style specific index returned 21.83%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

What factors affected the Fund’s performance during the fiscal year?

⬛	The Fund pursues its investment objective by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity underlying funds included the DFA U.S. Large Company Portfolio, DFA U.S. Core Equity 1 Portfolio, DFA Large Cap International Portfolio, DFA International Core Equity Portfolio, and DFA Emerging Markets Core Equity Portfolio. The Fund’s investments in fixed income underlying funds included the DFA Short-Term Extended Quality Portfolio and DFA Two-Year Global Fixed Income Portfolio.

⬛	The Fund’s investment strategy is process driven, emphasizing broad diversification. As a result of the equity and fixed income underlying funds’ diversified investment approaches, performance was determined principally by broad trends in global equity and fixed income markets rather than by the behavior of a limited group of securities.

⬛	The equity underlying funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with an allocation to the U.S., to developed markets outside the U.S. (ex-U.S.), and to emerging markets countries. For the one-year period ended December 31, 2017, the equity underlying funds collectively outperformed the S&P 500® Index, primarily as a result of the Fund’s inclusion of developed ex-U.S. and emerging markets securities. Developed ex-U.S. and emerging markets generally outperformed the U.S. for the year, and the Index does not include these stocks. Conversely, the equity underlying funds’ lesser exposure than the Index to growth stocks (as measured by price-to-book ratio) detracted from the Fund’s relative performance, as these stocks generally outperformed for the period.

⬛	The fixed income underlying funds are also intended to be part of the Fund’s growth assets. These underlying funds seek to capture term and credit premiums within global investment grade bonds. With equities generally outperforming fixed income for the period, the fixed income underlying funds underperformed the S&P 500® Index, as the underlying funds invest in fixed income securities and the Index is made up solely of equities.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2045 TARGET DATE RETIREMENT INCOME FUND (Unaudited) (Continued)

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Inflation Protected Securities: Inflation Protected Securities may react differently from other debt securities to changes in interest rates.

Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Prospectus: For additional information on risks, please see the fund’s prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2017.
Domestic Equity Funds	58%
International Equity Funds	37
International Fixed Income Funds	5

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2045 TARGET DATE RETIREMENT INCOME FUND (Continued)

Average Annual Total Returns[1] for period ended 12/31/17
	1 Year	Since Inception		Inception Date
Class A shares at NAV[2]	21.40%	18.93%		1/11/16
Class A shares at POP[3,4]	14.42	15.41		1/11/16
Class I shares at NAV	21.70	19.20		1/11/16
Class R6 shares at NAV	21.91	19.47		1/11/16
S&P 500® Index	21.83	20.72	[5]	—

Fund Expense Ratios6: Class A shares: Gross 8.11%, Net 1.08%; Class I shares: Gross 7.86%, Net 0.83%; Class R6 shares: Gross 7.86%, Net 0.63%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of purchase in which a finder’s fee was paid are 1% and 0% thereafter.
[5]	The since inception index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective April 10, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net expense: Expenses reduced by the contractual fee waiver, in effect through April 30, 2018. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.

Growth of $10,000 For period ended 12/31

This chart assumes an initial investment of $10,000 made on January 11, 2016 (inception date of the Fund), for Class A, Class I, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2050 TARGET DATE RETIREMENT INCOME FUND (Unaudited) Fund Summary Portfolio Manager Commentary by Dimensional Fund Advisors LP	Ticker Symbols: Class A: VTDAX Class I: VTIRX Class R6: VTRTX

⬛	For the fiscal year ended December 31, 2017, the Fund’s Class A shares at NAV returned 21.47%, Class I shares at NAV returned 21.75%, and Class R6 shares at NAV returned 21.99%. For the same period the S&P 500® Index, both the broad-based and style specific index returned 21.83%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

What factors affected the Fund’s performance during the fiscal year?

⬛	The Fund pursues its investment objective by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity underlying funds included the DFA U.S. Large Company Portfolio, DFA U.S. Core Equity 1 Portfolio, DFA Large Cap International Portfolio, DFA International Core Equity Portfolio, and DFA Emerging Markets Core Equity Portfolio. The Fund’s investments in fixed income underlying funds included the DFA Short-Term Extended Quality Portfolio and DFA Two-Year Global Fixed Income Portfolio.

⬛	The Fund’s investment strategy is process driven, emphasizing broad diversification. As a result of the equity and fixed income underlying funds’ diversified investment approaches, performance was determined principally by broad trends in global equity and fixed income markets rather than by the behavior of a limited group of securities.

⬛	The equity underlying funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with an allocation to the U.S., to developed markets outside the U.S. (ex-U.S.), and to emerging markets countries. For the one-year period ended December 31, 2017, the equity underlying funds collectively outperformed the S&P 500® Index, primarily as a result of the Fund’s inclusion of developed ex-U.S. and emerging markets securities. Developed ex-U.S. and emerging markets generally outperformed the U.S. for the year, and the Index does not include these stocks. Conversely, the equity underlying funds’ lesser exposure than the Index to growth stocks (as measured by price-to-book ratio) detracted from the Fund’s relative performance, as these stocks generally outperformed for the period.

⬛	The fixed income underlying funds are also intended to be part of the Fund’s growth assets. These underlying funds seek to capture term and credit premiums within global investment grade bonds. With equities generally outperforming fixed income for the period, the fixed income underlying funds underperformed the S&P 500® Index, as the underlying funds invest in fixed income securities and the Index is made up solely of equities.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2050 TARGET DATE RETIREMENT INCOME FUND (Unaudited) (Continued)

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Inflation Protected Securities: Inflation Protected Securities may react differently from other debt securities to changes in interest rates.

Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Prospectus: For additional information on risks, please see the fund’s prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2017.
Domestic Equity Funds	58%
International Equity Funds	37
International Fixed Income Funds	5

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2050 TARGET DATE RETIREMENT INCOME FUND (Continued)

Average Annual Total Returns[1] for period ended 12/31/17
	1 Year	Since Inception		Inception Date
Class A shares at NAV[2]	21.47%	18.96%		1/11/16
Class A shares at POP[3,4]	14.48	15.44		1/11/16
Class I shares at NAV	21.75	19.25		1/11/16
Class R6 shares at NAV	21.99	19.47		1/11/16
S&P 500® Index	21.83	20.72	[5]	—

Fund Expense Ratios6: Class A shares: Gross 8.59%, Net 1.08%; Class I shares: Gross 8.34%, Net 0.83%; Class R6 shares: Gross 8.34%, Net 0.63%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of purchase in which a finder’s fee was paid are 1% and 0% thereafter.
[5]	The since inception index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective April 10, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net expense: Expenses reduced by the contractual fee waiver, in effect through April 30, 2018. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.

Growth of $10,000 For period ended 12/31

This chart assumes an initial investment of $10,000 made on January 11, 2016 (inception date of the Fund), for Class A, Class I, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2055 TARGET DATE RETIREMENT INCOME FUND (Unaudited) Fund Summary Portfolio Manager Commentary by Dimensional Fund Advisors LP	Ticker Symbols: Class A: VTRAX Class I: VTITX Class R6: VRDTX

⬛	For the fiscal year ended December 31, 2017, the Fund’s Class A shares at NAV returned 21.39%, Class I shares at NAV returned 21.66%, and Class R6 shares at NAV returned 21.97%. For the same period the S&P 500® Index, both the broad-based and style specific index returned 21.83%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

What factors affected the Fund’s performance during the fiscal year?

⬛	The Fund pursues its investment objective by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity underlying funds included the DFA U.S. Large Company Portfolio, DFA U.S. Core Equity 1 Portfolio, DFA Large Cap International Portfolio, DFA International Core Equity Portfolio, and DFA Emerging Markets Core Equity Portfolio. The Fund’s investments in fixed income underlying funds included the DFA Short-Term Extended Quality Portfolio and DFA Two-Year Global Fixed Income Portfolio.

⬛	The Fund’s investment strategy is process driven, emphasizing broad diversification. As a result of the equity and fixed income underlying funds’ diversified investment approaches, performance was determined principally by broad trends in global equity and fixed income markets rather than by the behavior of a limited group of securities.

⬛	The equity underlying funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with an allocation to the U.S., to developed markets outside the U.S. (ex-U.S.), and to emerging markets countries. For the one-year period ended December 31, 2017, the equity underlying funds collectively outperformed the S&P 500® Index, primarily as a result of the Fund’s inclusion of developed ex-U.S. and emerging markets securities. Developed ex-U.S. and emerging markets generally outperformed the U.S. for the year, and the Index does not include these stocks. Conversely, the equity underlying funds’ lesser exposure than the Index to growth stocks (as measured by price-to-book ratio) detracted from the Fund’s relative performance, as these stocks generally outperformed for the period.

⬛	The fixed income underlying funds are also intended to be part of the Fund’s growth assets. These underlying funds seek to capture term and credit premiums within global investment grade bonds. With equities generally outperforming fixed income for the period, the fixed income underlying funds underperformed the S&P 500® Index, as the underlying funds invest in fixed income securities and the Index is made up solely of equities.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2055 TARGET DATE RETIREMENT INCOME FUND (Unaudited) (Continued)

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Inflation Protected Securities: Inflation Protected Securities may react differently from other debt securities to changes in interest rates.

Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Prospectus: For additional information on risks, please see the fund’s prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2017.
Domestic Equity Funds	58%
International Equity Funds	37
International Fixed Income Funds	5

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2055 TARGET DATE RETIREMENT INCOME FUND (Continued)

Average Annual Total Returns[1] for period ended 12/31/17
	1 Year	Since Inception		Inception Date
Class A shares at NAV[2]	21.39%	18.93%		1/11/16
Class A shares at POP[3,4]	14.41	15.41		1/11/16
Class I shares at NAV	21.66	19.20		1/11/16
Class R6 shares at NAV	21.97	19.46		1/11/16
S&P 500® Index	21.83	20.72	[5]	—

Fund Expense Ratios6: Class A shares: Gross 8.62%, Net 1.08%; Class I shares: Gross 8.37%, Net 0.83%; Class R6 shares: Gross 8.37%, Net 0.63%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of purchase in which a finder’s fee was paid are 1% and 0% thereafter.
[5]	The since inception index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective April 10, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net expense: Expenses reduced by the contractual fee waiver, in effect through April 30, 2018. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.

Growth of $10,000 For period ended 12/31

This chart assumes an initial investment of $10,000 made on January 11, 2016 (inception date of the Fund), for Class A, Class I, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2060 TARGET DATE RETIREMENT INCOME FUND (Unaudited) Fund Summary Portfolio Manager Commentary by Dimensional Fund Advisors LP	Ticker Symbols: Class A: VTTAX Class I: VTTIX Class R6: VTTRX

⬛	For the fiscal year ended December 31, 2017, the Fund’s Class A shares at NAV returned 21.43%, Class I shares at NAV returned 21.79%, and Class R6 shares at NAV returned 22.04%*. For the same period the S&P 500® Index, both the broad-based and style specific index returned 21.83%.

All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

*	See footnote 7 on page 41.

What factors affected the Fund’s performance during the fiscal year?

⬛	The Fund pursues its investment objective by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity underlying funds included the DFA U.S. Large Company Portfolio, DFA U.S. Core Equity 1 Portfolio, DFA Large Cap International Portfolio, DFA International Core Equity Portfolio, and DFA Emerging Markets Core Equity Portfolio. The Fund’s investments in fixed income underlying funds included the DFA Short-Term Extended Quality Portfolio and DFA Two-Year Global Fixed Income Portfolio.

⬛	The Fund’s investment strategy is process driven, emphasizing broad diversification. As a result of the equity and fixed income underlying funds’ diversified investment approaches, performance was determined principally by broad trends in global equity and fixed income markets rather than by the behavior of a limited group of securities.

⬛	The equity underlying funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with an allocation to the U.S., to developed markets outside the U.S. (ex-U.S.), and to emerging markets countries. For the one-year period ended December 31, 2017, the equity underlying funds collectively outperformed the S&P 500® Index, primarily as a result of the Fund’s inclusion of developed ex-U.S. and emerging markets securities. Developed ex-U.S. and emerging markets generally outperformed the U.S. for the year, and the Index does not include these stocks. Conversely, the equity underlying funds’ lesser exposure than the Index to growth stocks (as measured by price-to-book ratio) detracted from the Fund’s relative performance, as these stocks generally outperformed for the period.

⬛	The fixed income underlying funds are also intended to be part of the Fund’s growth assets. These underlying funds seek to capture term and credit premiums within global investment grade bonds. With equities generally outperforming fixed income for the period, the fixed income underlying funds underperformed the S&P 500® Index, as the underlying funds invest in fixed income securities and the Index is made up solely of equities.

The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2060 TARGET DATE RETIREMENT INCOME FUND (Unaudited) (Continued)

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Inflation Protected Securities: Inflation Protected Securities may react differently from other debt securities to changes in interest rates.

Allocation: The fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Fund of Funds: Because the fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Prospectus: For additional information on risks, please see the fund’s prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2017.
Domestic Equity Funds	58%
International Equity Funds	37
International Fixed Income Funds	5

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

DFA 2060 TARGET DATE RETIREMENT INCOME FUND (Continued)

Average Annual Total Returns[1] for period ended 12/31/17
	1 Year	Since Inception		Inception Date
Class A shares at NAV[2]	21.43%	18.94%		1/11/16
Class A shares at POP[3,4]	14.45	15.41		1/11/16
Class I shares at NAV	21.79	19.24		1/11/16
Class R6 shares at NAV[7]	22.04	19.47		1/11/16
S&P 500® Index	21.83	20.72	[5]	—

Fund Expense Ratios6: Class A shares: Gross 9.13%, Net 1.08%; Class I shares: Gross 8.88%, Net 0.83%; Class R6 shares: Gross 8.88%, Net 0.63%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for certain redemptions of Class A shares made within 18 months of purchase in which a finder’s fee was paid are 1% and 0% thereafter.
[5]	The since inception index returns are from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective April 10, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net expense: Expenses reduced by the contractual fee waiver, in effect through April 30, 2018. Gross Expense: Does not reflect the effect of the fee waiver. Expense ratios include fees and expenses associated with the underlying funds.
[7]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principals required in the annual report and semiannual report.

Growth of $10,000 For period ended 12/31

This chart assumes an initial investment of $10,000 made on January 11, 2016 (inception date of the Fund), for Class A, Class I, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the index and certain investment terms, see the Key Investment Terms starting on page 6.

VIRTUS DFA 2015 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—98.7%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	1,562	$36
DFA Inflation Protected Securities Portfolio – Institutional Shares	74,354	874
DFA International Core Equity Portfolio – Institutional Shares	2,432	35
DFA Large Cap International Portfolio – Institutional Shares	2,960	71
DFA LTIP Portfolio – Institutional Shares	20,904	203
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	4,712	107
DFA U.S. Large Company Portfolio – Institutional Shares	5,253	109
TOTAL MUTUAL FUNDS (Identified Cost $1,301)		1,435
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $1,301)		1,435
SHORT-TERM INVESTMENT—0.0%
Money Market Mutual Fund(1)—0.0%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.190%)	477	—	(2)
TOTAL SHORT-TERM INVESTMENT (Identified Cost $—(2))		—	(2)
TOTAL INVESTMENTS—98.7% (Identified Cost $1,301)		1,435
Other assets and liabilities, net—1.3%		19

NET ASSETS—100.0%		$1,454

FOOTNOTE LEGEND:

(1)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.
(2)	Amount is less than $500.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2017		Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,435		$1,435
Short-Term Investment	—	(1)	—	(1)

Total Investments	$1,435		$1,435

(1)	Amount is less than $500

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

See Notes to Financial Statements

VIRTUS DFA 2020 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—98.6%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	1,828	$43
DFA Inflation Protected Securities Portfolio – Institutional Shares	45,901	539
DFA International Core Equity Portfolio – Institutional Shares	2,873	42
DFA Large Cap International Portfolio – Institutional Shares	3,420	82
DFA LTIP Portfolio – Institutional Shares	38,856	377
DFA Short-Term Extended Quality Portfolio – Institutional Shares	1,413	15
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	1,540	15
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	5,551	126
DFA U.S. Large Company Portfolio – Institutional Shares	6,107	126
TOTAL MUTUAL FUNDS (Identified Cost $1,194)		1,365
TOTAL LONG TERM INVESTMENTS—98.6%
(Identified Cost $1,194)		1,365
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(1)—0.1%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.190%)	929	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1
TOTAL INVESTMENTS—98.7% (Identified Cost $1,195)		1,366
Other assets and liabilities, net—1.3%		19

NET ASSETS—100.0%		$1,385

FOOTNOTE LEGEND:

(1)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,365	$1,365
Short-Term Investment	1	1

Total Investments	$1,366	$1,366

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

See Notes to Financial Statements

VIRTUS DFA 2025 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—99.1%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	3,969	$92
DFA Inflation Protected Securities Portfolio – Institutional Shares	25,268	297
DFA International Core Equity Portfolio – Institutional Shares	6,380	93
DFA Large Cap International Portfolio – Institutional Shares	7,525	180
DFA LTIP Portfolio – Institutional Shares	73,745	715
DFA Short-Term Extended Quality Portfolio – Institutional Shares	7,094	76
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	7,734	76
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	12,158	277
DFA U.S. Large Company Portfolio – Institutional Shares	13,471	279
TOTAL MUTUAL FUNDS (Identified Cost $1,792)		2,085
TOTAL LONG TERM INVESTMENTS—99.1%
(Identified Cost $1,792)		2,085
SHORT-TERM INVESTMENT—0.0%
Money Market Mutual Fund(1)—0.0%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.190%)	913	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1
TOTAL INVESTMENTS—99.1% (Identified Cost $1,793)		2,086
Other assets and liabilities, net—0.9%		19

NET ASSETS—100.0%		$2,105

FOOTNOTE LEGEND:

(1)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$2,085	$2,085
Short-Term Investment	1	1

Total Investments	$2,086	$2,086

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

See Notes to Financial Statements

VIRTUS DFA 2030 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—98.7%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	3,863	$90
DFA International Core Equity Portfolio – Institutional Shares	6,184	90
DFA Large Cap International Portfolio – Institutional Shares	7,325	175
DFA LTIP Portfolio – Institutional Shares	48,591	471
DFA Short-Term Extended Quality Portfolio – Institutional Shares	9,039	97
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	9,854	98
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	11,955	272
DFA U.S. Large Company Portfolio – Institutional Shares	13,196	273
TOTAL MUTUAL FUNDS (Identified Cost $1,275)		1,566
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $1,275)		1,566
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(1)—0.1%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.190%)	955	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1
TOTAL INVESTMENTS—98.8% (Identified Cost $1,276)		1,567
Other assets and liabilities, net—1.2%		19

NET ASSETS—100.0%		$1,586

FOOTNOTE LEGEND:

(1)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,566	$1,566
Short-Term Investment	1	1

Total Investments	$1,567	$1,567

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

See Notes to Financial Statements

VIRTUS DFA 2035 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—99.0%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	5,681	$132
DFA International Core Equity Portfolio – Institutional Shares	9,155	133
DFA Large Cap International Portfolio – Institutional Shares	10,982	263
DFA LTIP Portfolio – Institutional Shares	22,315	216
DFA Short-Term Extended Quality Portfolio – Institutional Shares	15,847	171
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	17,226	170
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	17,907	408
DFA U.S. Large Company Portfolio – Institutional Shares	19,635	407
TOTAL MUTUAL FUNDS (Identified Cost $1,543)		1,900
TOTAL LONG TERM INVESTMENTS—99.0%
(Identified Cost $1,543)		1,900
TOTAL INVESTMENTS—99.0% (Identified Cost $1,543)		1,900
Other assets and liabilities, net—1.0%		19

NET ASSETS—100.0%		$1,919

FOOTNOTE LEGEND:

(1)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,900	$1,900

Total Investments	$1,900	$1,900

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

See Notes to Financial Statements

VIRTUS DFA 2040 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—98.7%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	5,469	$127
DFA International Core Equity Portfolio – Institutional Shares	8,745	127
DFA Large Cap International Portfolio – Institutional Shares	10,538	252
DFA Short-Term Extended Quality Portfolio – Institutional Shares	10,978	118
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	11,769	117
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	17,079	389
DFA U.S. Large Company Portfolio – Institutional Shares	18,733	388
TOTAL MUTUAL FUNDS (Identified Cost $1,167)		1,518
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $1,167)		1,518
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(1)—0.1%
Dreyfus Government Cash Management Fund –Institutional Shares (seven-day effective yield 1.190%)	940	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1
TOTAL INVESTMENTS—98.8% (Identified Cost $1,168)		1,519
Other assets and liabilities, net—1.2%		19

NET ASSETS—100.0%		$1,538

FOOTNOTE LEGEND:

(1)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,518	$1,518
Short-Term Investment	1	1

Total Investments	$1,519	$1,519

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

See Notes to Financial Statements

VIRTUS DFA 2045 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—98.7%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	6,356	$147
DFA International Core Equity Portfolio – Institutional Shares	10,067	146
DFA Large Cap International Portfolio – Institutional Shares	12,147	291
DFA Short-Term Extended Quality Portfolio – Institutional Shares	3,635	39
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	4,135	41
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	19,876	453
DFA U.S. Large Company Portfolio – Institutional Shares	21,714	450
TOTAL MUTUAL FUNDS (Identified Cost $1,177)		1,567
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $1,177)		1,567
SHORT-TERM INVESTMENT—0.2%
Money Market Mutual Fund(1)—0.2%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.190%)	2,575	3
TOTAL SHORT-TERM INVESTMENT (Identified Cost $3)		3
TOTAL INVESTMENTS—98.9% (Identified Cost $1,180)		1,570
Other assets and liabilities, net—1.1%		17

NET ASSETS—100.0%		$1,587

FOOTNOTE LEGEND:

(1)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,567	$1,567
Short-Term Investment	3	3

Total Investments	$1,570	$1,570

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

See Notes to Financial Statements

VIRTUS DFA 2050 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE

MUTUAL FUNDS(1)—98.8%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	6,372	$148
DFA International Core Equity Portfolio – Institutional Shares	10,213	148
DFA Large Cap International Portfolio – Institutional Shares	12,358	296
DFA Short-Term Extended Quality Portfolio – Institutional Shares	3,626	39
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	3,883	38
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	20,007	456
DFA U.S. Large Company Portfolio – Institutional Shares	22,015	456
TOTAL MUTUAL FUNDS (Identified Cost $1,187)		1,581
TOTAL LONG TERM INVESTMENTS—98.8%
(Identified Cost $1,187)		1,581
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(1)—0.1%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.190%)	947	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1
TOTAL INVESTMENTS—98.9% (Identified Cost $1,188)		1,582
Other assets and liabilities, net—1.1%		18

NET ASSETS—100.0%		$1,600

FOOTNOTE LEGEND:

(1)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,581	$1,581
Short-Term Investment	1	1

Total Investments	$1,582	$1,582

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

See Notes to Financial Statements

VIRTUS DFA 2055 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—98.7%
DFA Emerging Markets Core Equity Portfolio –Institutional Shares	5,797	$135
DFA International Core Equity Portfolio – Institutional Shares	9,186	134
DFA Large Cap International Portfolio – Institutional Shares	11,189	268
DFA Short-Term Extended Quality Portfolio – Institutional Shares	3,330	36
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	3,477	34
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	18,106	412
DFA U.S. Large Company Portfolio – Institutional Shares	19,906	412
TOTAL MUTUAL FUNDS (Identified Cost $1,065)		1,431
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $1,065)		1,431
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(1)—0.1%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.190%)	951	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1
TOTAL INVESTMENTS—98.8% (Identified Cost $1,066)		1,432
Other assets and liabilities, net—1.2%		18

NET ASSETS—100.0%		$1,450

FOOTNOTE LEGEND:

(1)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,431	$1,431
Short-Term Investment	1	1

Total Investments	$1,432	$1,432

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

See Notes to Financial Statements

VIRTUS DFA 2060 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
MUTUAL FUNDS(1)—98.7%
DFA Emerging Markets Core Equity Portfolio – Institutional Shares	6,163	$143
DFA International Core Equity Portfolio – Institutional Shares	9,792	142
DFA Large Cap International Portfolio – Institutional Shares	11,893	285
DFA Short-Term Extended Quality Portfolio – Institutional Shares	3,565	38
DFA Two-Year Global Fixed Income Portfolio – Institutional Shares	3,879	38
DFA U.S. Core Equity 1 Portfolio – Institutional Shares	19,334	440
DFA U.S. Large Company Portfolio – Institutional Shares	21,217	440
TOTAL MUTUAL FUNDS (Identified Cost $1,139)		1,526
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $1,139)		1,526
SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund(1)—0.1%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.190%)	970	1
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1)		1
TOTAL INVESTMENTS—98.8% (Identified Cost $1,140)		1,527
Other assets and liabilities, net—1.2%		19

NET ASSETS—100.0%		$1,546

FOOTNOTE LEGEND:

(1)	Shares of these funds are publicly offered and the prospectus and annual report of each are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Mutual Funds	$1,526	$1,526
Short-Term Investment	1	1

Total Investments	$1,527	$1,527

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

(Reported in thousands except shares and per share amounts)

	DFA 2015 Target Date Retirement Income Fund		DFA 2020 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,435		$1,366
Receivables
Receivable from adviser	7		7
Dividends and interest receivable	—	(2)	—	(2)
Prepaid expenses	30		30
Other assets	—	(2)	—	(2)

Total assets	1,472		1,403

Liabilities
Payables
Distribution and service fees	—	(2)	—	(2)
Administration fees	—	(2)	—	(2)
Transfer agent and sub-transfer agent fees and expenses	—	(2)	—	(2)
Professional fees	17		17
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	1		1

Total liabilities	18		18

Net Assets	$1,454		$1,385

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,320		$1,214
Accumulated undistributed net investment income (loss)	—	(2)	—	(2)
Accumulated undistributed net realized gain (loss)	—	(2)	—	(2)
Net unrealized appreciation (depreciation) on investments	134		171

Net Assets	$1,454		$1,385

Net Assets:
Class A	$396		$284
Class I	$117		$122
Class R6	$941		$979
Shares Outstanding:
Class A	35,271		24,507
Class I	10,440		10,518
Class R6	83,508		84,145
Net Asset Value and Redemption Price Per Share:
Class A	$11.21		$11.58
Class I	$11.22		$11.59
Class R6	$11.27		$11.64
Class A maximum offering price per share NAV/(1-5.75%)	$11.89		$12.29

(1) Investment in securities at cost	$1,301		$1,195
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

(Reported in thousands except shares and per share amounts)

	DFA 2025 Target Date Retirement Income Fund		DFA 2030 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$2,086		$1,567
Receivables
Fund shares sold	—		—	(2)
Receivable from adviser	7		7
Dividends and interest receivable	—	(2)	—	(2)
Prepaid expenses	31		30
Other assets	—	(2)	—	(2)

Total assets	2,124		1,604

Liabilities
Payables
Distribution and service fees	—	(2)	—	(2)
Administration fees	—	(2)	—	(2)
Transfer agent and sub-transfer agent fees and expenses	—	(2)	—	(2)
Professional fees	17		17
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	2		1

Total liabilities	19		18

Net Assets	$2,105		$1,586

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,810		$1,293
Accumulated undistributed net investment income (loss)	—	(2)	—	(2)
Accumulated undistributed net realized gain (loss)	2		2
Net unrealized appreciation (depreciation) on investments	293		291

Net Assets	$2,105		$1,586

Net Assets:
Class A	$955		$403
Class I	$127		$131
Class R6	$1,023		$1,052
Shares Outstanding:
Class A	77,986		32,028
Class I	10,404		10,405
Class R6	83,220		83,238
Net Asset Value and Redemption Price Per Share:
Class A	$12.24		$12.58
Class I	$12.25		$12.59
Class R6	$12.30		$12.63
Class A maximum offering price per share NAV/(1-5.75%)	$12.99		$13.35

(1) Investment in securities at cost	$1,793		$1,276
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

(Reported in thousands except shares and per share amounts)

	DFA 2035 Target Date Retirement Income Fund		DFA 2040 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,900		$1,519
Receivables
Investment securities sold	2		—
Fund shares sold	—		1
Receivable from adviser	7		6
Dividends and interest receivable	—	(2)	—
Prepaid expenses	29		30
Other assets	—	(2)	—	(2)

Total assets	1,938		1,556

Liabilities
Cash overdraft	1		—	(2)
Payables
Fund shares repurchased	—	(2)	—
Distribution and service fees	—	(2)	—	(2)
Administration fees	—	(2)	—	(2)
Transfer agent and sub-transfer agent fees and expenses	—	(2)	—	(2)
Professional fees	17		17
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	1		1

Total liabilities	19		18

Net Assets	$1,919		$1,538

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,559		$1,180
Accumulated undistributed net investment income (loss)	—	(2)	—	(2)
Accumulated undistributed net realized gain (loss)	3		7
Net unrealized appreciation (depreciation) on investments	357		351

Net Assets	$1,919		$1,538

Net Assets:
Class A	$706		$286
Class I	$145		$148
Class R6	$1,068		$1,104
Shares Outstanding:
Class A	55,117		21,617
Class I	11,272		11,174
Class R6	83,033		83,149
Net Asset Value and Redemption Price Per Share:
Class A	$12.80		$13.22
Class I	$12.81		$13.22
Class R6	$12.87		$13.28
Class A maximum offering price per share NAV/(1-5.75%)	$13.58		$14.03

(1) Investment in securities at cost	$1,543		$1,168
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

(Reported in thousands except shares and per share amounts)

	DFA 2045 Target Date Retirement Income Fund		DFA 2050 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,570		$1,582
Receivables
Fund shares sold	1		—	(2)
Receivable from adviser	7		7
Dividends and interest receivable	—	(2)	—
Prepaid expenses	30		30
Other assets	—	(2)	—	(2)

Total assets	1,608		1,619

Liabilities
Payables
Investment securities purchased	2		—
Distribution and service fees	—	(2)	—	(2)
Administration fees	—	(2)	—	(2)
Transfer agent and sub-transfer agent fees and expenses	—	(2)	—	(2)
Professional fees	18		18
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	1		1

Total liabilities	21		19

Net Assets	$1,587		$1,600

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,193		$1,202
Accumulated undistributed net investment income (loss)	—	(2)	—	(2)
Accumulated undistributed net realized gain (loss)	4		4
Net unrealized appreciation (depreciation) on investments	390		394

Net Assets	$1,587		$1,600

Net Assets:
Class A	$268		$324
Class I	$184		$141
Class R6	$1,135		$1,135
Shares Outstanding:
Class A	19,663		23,792
Class I	13,499		10,396
Class R6	82,984		83,157
Net Asset Value and Redemption Price Per Share:
Class A	$13.62		$13.60
Class I	$13.62		$13.60
Class R6	$13.68		$13.65
Class A maximum offering price per share NAV/(1-5.75%)	$14.45		$14.43

(1) Investment in securities at cost	$1,180		$1,188
(2) Amount is less $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

(Reported in thousands except shares and per share amounts)

	DFA 2055 Target Date Retirement Income Fund		DFA 2060 Target Date Retirement Income Fund
Assets
Investment in securities at value(1)	$1,432		$1,527
Receivables
Receivable from adviser	6		7
Dividends and interest receivable	—	(2)	—	(2)
Prepaid expenses	30		30
Other assets	—	(2)	—	(2)

Total assets	1,468		1,564

Liabilities
Payables
Distribution and service fees	—	(2)	—	(2)
Administration fees	—	(2)	—	(2)
Transfer agent and sub-transfer agent fees and expenses	—	(2)	—	(2)
Professional fees	17		17
Trustee deferred compensation plan	—	(2)	—	(2)
Other accrued expenses	1		1

Total liabilities	18		18

Net Assets	$1,450		$1,546

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,081		$1,155
Accumulated undistributed net investment income (loss)	—	(2)	—	(2)
Accumulated undistributed net realized gain (loss)	3		4
Net unrealized appreciation (depreciation) on investments	366		387

Net Assets	$1,450		$1,546

Net Assets:
Class A	$174		$204
Class I	$141		$207
Class R6	$1,135		$1,135
Shares Outstanding:
Class A	12,772		14,961
Class I	10,403		15,172
Class R6	83,217		82,915
Net Asset Value and Redemption Price Per Share:
Class A	$13.58		$13.63
Class I	$13.58		$13.64
Class R6	$13.64		$13.69
Class A maximum offering price per share NAV/(1-5.75%)	$14.41		$14.46

(1) Investment in securities at cost	$1,066		$1,140
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

($ reported in thousands)

	DFA 2015 Target Date Retirement Income Fund		DFA 2020 Target Date Retirement Income Fund
Investment Income
Dividends	$34		$35

Total investment income	34		35

Expenses
Investment advisory fees	4		4
Distribution and service fees, Class A	1		1
Administration fees	2		2
Transfer agent fees and expenses	—	(1)	1
Sub transfer agent fees and expenses
Class A	—	(1)	—	(1)
Class I	—	(1)	—	(1)
Registration fees	52		52
Printing fees and expenses	6		7
Custodian fees	1		1
Professional fees	15		15
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	2		1

Total expenses	83		84
Less expenses reimbursed and/or waived by investment adviser	(76)		(77)

Net expenses	7		7

Net investment income (loss)	27		28

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1		14
Net change in unrealized appreciation (depreciation) from:
Investments	75		92
Capital gain distributions from:
Underlying funds	1		1

Net Realized and Unrealized Gain (Loss) on Investments	77		107

Net increase (decrease) in net assets resulting from operations	$104		$135

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Continued)

YEAR ENDED DECEMBER 31, 2017

($ reported in thousands)

	DFA 2025 Target Date Retirement Income Fund		DFA 2030 Target Date Retirement Income Fund
Investment Income
Dividends	$48		$34

Total investment income	48		34

Expenses
Investment advisory fees	6		4
Distribution and service fees, Class A	2		1
Administration fees	2		2
Transfer agent fees and expenses	1		1
Sub transfer fees and expenses
Class A	—	(1)	—	(1)
Class I	—	(1)	—	(1)
Registration fees	52		52
Printing fees and expenses	8		7
Custodian fees	1		1
Professional fees	15		15
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	2		1

Total expenses	89		84
Less expenses reimbursed and/or waived by investment adviser	(78)		(77)

Net expenses	11		7

Net investment income (loss)	37		27

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1		2
Net change in unrealized appreciation (depreciation) from:
Investments	192		180
Capital gain distributions from:
Underlying funds	2		2

Net Realized and Unrealized Gain (Loss) on Investments	195		184

Net increase (decrease) in net assets resulting from operations	$232		$211

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Continued)

YEAR ENDED DECEMBER 31, 2017

($ reported in thousands)

	DFA 2035 Target Date Retirement Income Fund		DFA 2040 Target Date Retirement Income Fund
Investment Income
Dividends	$37		$30

Total investment income	37		30

Expenses
Investment advisory fees	5		4
Distribution and service fees, Class A	1		1
Administration fees	2		2
Transfer agent fees and expenses	1		1
Sub transfer agent fees and expenses
Class A	—	(1)	—	(1)
Class I	—	(1)	—	(1)
Registration fees	52		52
Printing fees and expenses	8		7
Custodian fees	1		1
Professional fees	15		15
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	2		2

Total expenses	87		85
Less expenses reimbursed and/or waived by investment adviser	(78)		(77)

Net expenses	9		8

Net investment income (loss)	28		22

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	4		9
Net change in unrealized appreciation (depreciation) from:
Investments	232		220
Capital gain distributions from:
Underlying funds	3		3

Net Realized and Unrealized Gain (Loss) on Investments	239		232

Net increase (decrease) in net assets resulting from operations	$267		$254

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Continued)

YEAR ENDED DECEMBER 31, 2017

($ reported in thousands)

	DFA 2045 Target Date Retirement Income Fund		DFA 2050 Target Date Retirement Income Fund
Investment Income
Dividends	$30		$31

Total investment income	30		31

Expenses
Investment advisory fees	4		4
Distribution and service fees, Class A	1		1
Administration fees	2		2
Transfer agent fees and expenses	1		1
Sub transfer fees and expenses
Class A	—	(1)	—	(1)
Class I	—	(1)	—	(1)
Registration fees	52		52
Printing fees and expenses	7		7
Custodian fees	1		1
Professional fees	15		14
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	2		2

Total expenses	85		84
Less expenses reimbursed and/or waived by investment adviser	(77)		(76)

Net expenses	8		8

Net investment income (loss)	22		23

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1		4
Net change in unrealized appreciation (depreciation) from:
Investments	249		256
Capital gain distributions from:
Underlying funds	4		4

Net Realized and Unrealized Gain (Loss) on Investments	254		264

Net increase (decrease) in net assets resulting from operations	$276		$287

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF OPERATIONS (Continued)

YEAR ENDED DECEMBER 31, 2017

($ reported in thousands)

	DFA 2055 Target Date Retirement Income Fund		DFA 2060 Target Date Retirement Income Fund
Investment Income
Dividends	$27		$29

Total investment income	27		29

Expenses
Investment advisory fees	4		4
Distribution and service fees, Class A	—	(1)	—	(1)
Administration fees	2		2
Transfer agent fees and expenses	—	(1)	1
Sub transfer agent fees and expenses
Class A	—	(1)	—	(1)
Class I	—	(1)	—	(1)
Registration fees	52		52
Printing fees and expenses	6		7
Custodian fees	1		1
Professional fees	15		15
Trustees’ fees and expenses	—	(1)	—	(1)
Miscellaneous expenses	2		2

Total expenses	82		84
Less expenses reimbursed and/or waived by investment adviser	(76)		(77)

Net expenses	6		7

Net investment income (loss)	21		22

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	4		1
Net change in unrealized appreciation (depreciation) from:
Investments	228		247
Capital gain distributions from:
Underlying funds	3		4

Net Realized and Unrealized Gain (Loss) on Investments	235		252

Net increase (decrease) in net assets resulting from operations	$256		$274

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	DFA 2015 Target Date Retirement Income Fund
	Year Ended December 31, 2017	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$27	$17
Net realized gain (loss)	2	8
Net change in unrealized appreciation (depreciation)	75	59

Increase (decrease) in net assets resulting from operations	104	84

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(7)	(3)
Class I	(2)	(1)
Class R6	(19)	(13)
Net Realized Gains:
Class A	(1)	(2)
Class I	— (1)	— (1)
Class R6	(3)	(3)

Total Dividends and Distributions to Shareholders	(32)	(22)

Change in Net Assets from Capital Transactions (See Note 5)
Class A	$174	$202
Class I	3	103
Class R6	22	816

Increase (decrease) in net assets from share transactions	199	1,121

Net increase (decrease) in net assets	271	1,183

Net Assets
Beginning of period	1,183	—

End of period	$1,454	$1,183

Accumulated undistributed net investment income (loss) at end of period	$— (1)	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2020 Target Date Retirement Income Fund
	Year Ended December 31, 2017	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$28	$20
Net realized gain (loss)	15	4
Net change in unrealized appreciation (depreciation)	92	79

Increase (decrease) in net assets resulting from operations	135	103

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(6)	(5)
Class I	(2)	(2)
Class R6	(20)	(14)
Net Realized Gains:
Class A	(4)	—
Class I	(1)	—
Class R6	(13)	—

Total Dividends and Distributions to Shareholders	(46)	(21)

Change in Net Assets from Capital Transactions (See Note 5)
Class A	$(90)	$351
Class I	4	102
Class R6	33	814

Increase (decrease) in net assets from share transactions	(53)	1,267

Net increase (decrease) in net assets	36	1,349

Net Assets
Beginning of period	1,349	—

End of period	$1,385	$1,349

Accumulated undistributed net investment income (loss) at end of period	$— (1)	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2025 Target Date Retirement Income Fund
	Year Ended December 31, 2017	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$37	$21
Net realized gain (loss)	3	5
Net change in unrealized appreciation (depreciation)	192	101

Increase (decrease) in net assets resulting from operations	232	127

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(16)	(4)
Class I	(2)	(2)
Class R6	(19)	(16)
Net Realized Gains:
Class A	(2)	—
Class I	(1)	—
Class R6	(2)	—

Total Dividends and Distributions to Shareholders	(42)	(22)

Change in Net Assets from Capital Transactions (See Note 5)
Class A	$609	$259
Class I	2	102
Class R6	22	816

Increase (decrease) in net assets from share transactions	633	1,177

Net increase (decrease) in net assets	823	1,282

Net Assets
Beginning of period	1,282	—

End of period	$2,105	$1,282

Accumulated undistributed net investment income (loss) at end of period	$— (1)	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2030 Target Date Retirement Income Fund
	Year Ended December 31, 2017	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$27	$20
Net realized gain (loss)	4	4
Net change in unrealized appreciation (depreciation)	180	111

Increase (decrease) in net assets resulting from operations	211	135

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(6)	(4)
Class I	(2)	(2)
Class R6	(18)	(15)
Net Realized Gains:
Class A	(2)	—
Class I	— (1)	—
Class R6	(4)	—

Total Dividends and Distributions to Shareholders	(32)	(21)

Change in Net Assets from Capital Transactions (See Note 5)
Class A	$118	$231
Class I	3	102
Class R6	23	816

Increase (decrease) in net assets from share transactions	144	1,149

Net increase (decrease) in net assets	323	1,263

Net Assets
Beginning of period	1,263	—

End of period	$1,586	$1,263

Accumulated undistributed net investment income (loss) at end of period	$— (1)	$(1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2035 Target Date Retirement Income Fund
	Year Ended December 31, 2017	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$28	$20
Net realized gain (loss)	7	5
Net change in unrealized appreciation (depreciation)	232	125

Increase (decrease) in net assets resulting from operations	267	150

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(9)	(4)
Class I	(2)	(2)
Class R6	(18)	(14)
Net Realized Gains:
Class A	(3)	— (1)
Class I	— (1)	— (1)
Class R6	(4)	(1)

Total Dividends and Distributions to Shareholders	(36)	(21)

Change in Net Assets from Capital Transactions (See Note 5)
Class A	$302	$231
Class I	13	102
Class R6	21	815

Increase (decrease) in net assets from share transactions	336	1,223

Net increase (decrease) in net assets	567	1,352

Net Assets
Beginning of period	1,352	—

End of period	$1,919	$1,352

Accumulated undistributed net investment income (loss) at end of period	$— (1)	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2040 Target Date Retirement Income Fund
	Year Ended December 31, 2017	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$22	$19
Net realized gain (loss)	12	4
Net change in unrealized appreciation (depreciation)	220	131

Increase (decrease) in net assets resulting from operations	254	154

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(4)	(2)
Class I	(2)	(2)
Class R6	(17)	(15)
Net Realized Gains:
Class A	(2)	—
Class I	— (1)	—
Class R6	(6)	—

Total Dividends and Distributions to Shareholders	(31)	(19)

Change in Net Assets from Capital Transactions (See Note 5)
Class A	$83	$146
Class I	3	110
Class R6	23	815

Increase (decrease) in net assets from share transactions	109	1,071

Net increase (decrease) in net assets	332	1,206

Net Assets
Beginning of period	1,206	—

End of period	$1,538	$1,206

Accumulated undistributed net investment income (loss) at end of period	$— (1)	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2045 Target Date Retirement Income Fund
	Year Ended December 31, 2017	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$22	$20
Net realized gain (loss)	5	4
Net change in unrealized appreciation (depreciation)	249	141

Increase (decrease) in net assets resulting from operations	276	165

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(3)	(2)
Class I	(3)	(2)
Class R6	(17)	(16)
Net Realized Gains:
Class A	(1)	—
Class I	— (1)	—
Class R6	(3)	—

Total Dividends and Distributions to Shareholders	(27)	(20)

Change in Net Assets from Capital Transactions (See Note 5)
Class A	$75	$137
Class I	42	102
Class R6	21	816

Increase (decrease) in net assets from share transactions	138	1,055

Net increase (decrease) in net assets	387	1,200

Net Assets
Beginning of period	1,200	—

End of period	$1,587	$1,200

Accumulated undistributed net investment income (loss) at end of period	$— (1)	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2050 Target Date Retirement Income Fund
	Year Ended December 31, 2017	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$23	$20
Net realized gain (loss)	8	5
Net change in unrealized appreciation (depreciation)	256	138

Increase (decrease) in net assets resulting from operations	287	163

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(4)	(2)
Class I	(2)	(2)
Class R6	(18)	(16)
Net Realized Gains:
Class A	(2)	—
Class I	— (1)	—
Class R6	(6)	—

Total Dividends and Distributions to Shareholders	(32)	(20)

Change in Net Assets from Capital Transactions (See Note 5)
Class A	$156	$102
Class I	3	102
Class R6	23	816

Increase (decrease) in net assets from share transactions	182	1,020

Net increase (decrease) in net assets	437	1,163

Net Assets
Beginning of period	1,163	—

End of period	$1,600	$1,163

Accumulated undistributed net investment income (loss) at end of period	$— (1)	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2055 Target Date Retirement Income Fund
	Year Ended December 31, 2017	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$21	$20
Net realized gain (loss)	7	4
Net change in unrealized appreciation (depreciation)	228	138

Increase (decrease) in net assets resulting from operations	256	162

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(2)	(2)
Class I	(2)	(2)
Class R6	(17)	(16)
Net Realized Gains:
Class A	(1)	—
Class I	(1)	—
Class R6	(6)	—

Total Dividends and Distributions to Shareholders	(29)	(20)

Change in Net Assets from Capital Transactions (See Note 5)
Class A	$33	$102
Class I	3	103
Class R6	24	816

Increase (decrease) in net assets from share transactions	60	1,021

Net increase (decrease) in net assets	287	1,163

Net Assets
Beginning of period	1,163	—

End of period	$1,450	$1,163

Accumulated undistributed net investment income (loss) at end of period	$— (1)	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	DFA 2060 Target Date Retirement Income Fund
	Year Ended December 31, 2017	From Inception January 11, 2016 to December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$22	$20
Net realized gain (loss)	5	4
Net change in unrealized appreciation (depreciation)	247	140

Increase (decrease) in net assets resulting from operations	274	164

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(3)	(2)
Class I	(3)	(2)
Class R6	(17)	(16)
Net Realized Gains:
Class A	— (1)	—
Class I	(1)	—
Class R6	(3)	—

Total Dividends and Distributions to Shareholders	(27)	(20)

Change in Net Assets from Capital Transactions (See Note 5)
Class A	$20	$138
Class I	39	122
Class R6	20	816

Increase (decrease) in net assets from share transactions	79	1,076

Net increase (decrease) in net assets	326	1,220

Net Assets
Beginning of period	1,220	—

End of period	$1,546	$1,220

Accumulated undistributed net investment income (loss) at end of period	$— (1)	$— (1)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
DFA 2015 Target Date Retirement Income Fund
Class A
1/1/17 to 12/31/17	$10.61	0.23	0.61	0.84	(0.20)	(0.04)	(0.24)
1/11/16(3) to 12/31/16	10.00	0.16	0.63	0.79	(0.14)	(0.04)	(0.18)
Class I
1/1/17 to 12/31/17	$10.61	0.22	0.66	0.88	(0.23)	(0.04)	(0.27)
1/11/16(3) to 12/31/16	10.00	0.15	0.66	0.81	(0.16)	(0.04)	(0.20)
Class R6
1/1/17 to 12/31/17	$10.63	0.24	0.68	0.92	(0.24)	(0.04)	(0.28)
1/11/16(3) to 12/31/16	10.00	0.17	0.66	0.83	(0.16)	(0.04)	(0.20)
DFA 2020 Target Date Retirement Income Fund
Class A
1/1/17 to 12/31/17	$10.85	0.20	0.90	1.10	(0.21)	(0.16)	(0.37)
1/11/16(3) to 12/31/16	10.00	0.18	0.83	1.01	(0.16)	—	(0.16)
Class I
1/1/17 to 12/31/17	$10.86	0.23	0.90	1.13	(0.24)	(0.16)	(0.40)
1/11/16(3) to 12/31/16	10.00	0.16	0.88	1.04	(0.18)	—	(0.18)
Class R6
1/1/17 to 12/31/17	$10.88	0.26	0.91	1.17	(0.25)	(0.16)	(0.41)
1/11/16(3) to 12/31/16	10.00	0.19	0.87	1.06	(0.18)	—	(0.18)
DFA 2025 Target Date Retirement Income Fund
Class A
1/1/17 to 12/31/17	$11.02	0.24	1.22	1.46	(0.21)	(0.03)	(0.24)
1/11/16(3) to 12/31/16	10.00	0.18	1.01	1.19	(0.17)	—	(0.17)
Class I
1/1/17 to 12/31/17	$11.03	0.23	1.26	1.49	(0.24)	(0.03)	(0.27)
1/11/16(3) to 12/31/16	10.00	0.18	1.05	1.23	(0.20)	—	(0.20)
Class R6
1/1/17 to 12/31/17	$11.05	0.26	1.27	1.53	(0.25)	(0.03)	(0.28)
1/11/16(3) to 12/31/16	10.00	0.20	1.05	1.25	(0.20)	—	(0.20)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(6)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(2)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

0.60	$11.21	7.99%		$396	0.85%		6.58%		2.10%		5%
0.61	10.61	7.93	(5)	208	0.85	(4)	7.67	(4)	1.52	(4)	7	(5)

0.61	$11.22	8.32%		$117	0.60%		6.38%		1.97%		5%
0.61	10.61	8.13	(5)	108	0.60	(4)	8.01	(4)	1.42	(4)	7	(5)

0.64	$11.27	8.59%		$941	0.40%		6.38%		2.17%		5%
0.63	10.63	8.33	(5)	867	0.40	(4)	8.00	(4)	1.62	(4)	7	(5)

0.73	$11.58	10.18%		$284	0.85%		6.23%		1.67%		13%
0.85	10.85	10.08	(5)	354	0.85	(4)	7.13	(4)	1.67	(4)	5	(5)

0.73	$11.59	10.46%		$122	0.60%		6.06%		1.98%		13%
0.86	10.86	10.36	(5)	110	0.60	(4)	7.60	(4)	1.56	(4)	5	(5)

0.76	$11.64	10.74%		$979	0.40%		6.04%		2.18%		13%
0.88	10.88	10.56	(5)	885	0.40	(4)	7.60	(4)	1.76	(4)	5	(5)

1.22	$12.24	13.30%		$955	0.85%		4.94%		1.89%		3%
1.02	11.02	11.92	(5)	270	0.85	(4)	7.18	(4)	1.68	(4)	6	(5)

1.22	$12.25	13.55%		$127	0.60%		4.74%		1.91%		3%
1.03	11.03	12.24	(5)	112	0.60	(4)	7.68	(4)	1.65	(4)	6	(5)

1.25	$12.30	13.80%		$1,023	0.40%		4.73%		2.11%		3%
1.05	11.05	12.44	(5)	900	0.40	(4)	7.67	(4)	1.85	(4)	6	(5)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
DFA 2030 Target Date Retirement Income Fund
Class A
1/1/17 to 12/31/17	$11.10	0.20	1.53	1.73	(0.19)	(0.06)	(0.25)
1/11/16(3) to 12/31/16	10.00	0.19	1.08	1.27	(0.17)	—	(0.17)
Class I
1/1/17 to 12/31/17	$11.11	0.21	1.55	1.76	(0.22)	(0.06)	(0.28)
1/11/16(3) to 12/31/16	10.00	0.17	1.13	1.30	(0.19)	—	(0.19)
Class R6
1/1/17 to 12/31/17	$11.13	0.23	1.54	1.77	(0.21)	(0.06)	(0.27)
1/11/16(3) to 12/31/16	10.00	0.20	1.12	1.32	(0.19)	—	(0.19)
DFA 2035 Target Date Retirement Income Fund
Class A
1/1/17 to 12/31/17	$11.14	0.20	1.70	1.90	(0.18)	(0.06)	(0.24)
1/11/16(3) to 12/31/16	10.00	0.16	1.15	1.31	(0.16)	(0.01)	(0.17)
Class I
1/1/17 to 12/31/17	$11.14	0.20	1.73	1.93	(0.20)	(0.06)	(0.26)
1/11/16(3) to 12/31/16	10.00	0.16	1.16	1.32	(0.17)	(0.01)	(0.18)
Class R6
1/1/17 to 12/31/17	$11.17	0.22	1.74	1.96	(0.20)	(0.06)	(0.26)
1/11/16(3) to 12/31/16	10.00	0.19	1.16	1.35	(0.17)	(0.01)	(0.18)
DFA 2040 Target Date Retirement Income Fund
Class A
1/1/17 to 12/31/17	$11.31	0.15	2.01	2.16	(0.16)	(0.09)	(0.25)
1/11/16(3) to 12/31/16	10.00	0.15	1.32	1.47	(0.16)	—	(0.16)
Class I
1/1/17 to 12/31/17	$11.32	0.18	2.01	2.19	(0.20)	(0.09)	(0.29)
1/11/16(3) to 12/31/16	10.00	0.18	1.33	1.51	(0.19)	—	(0.19)
Class R6
1/1/17 to 12/31/17	$11.34	0.21	2.02	2.23	(0.20)	(0.09)	(0.29)
1/11/16(3) to 12/31/16	10.00	0.19	1.34	1.53	(0.19)	—	(0.19)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(6)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(2)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

1.48	$12.58	15.64%		$403	0.85%		6.12%		1.65%		4%
1.10	11.10	12.71	(5)	244	0.85	(4)	7.43	(4)	1.79	(4)	6	(5)

1.48	$12.59	15.90%		$131	0.60%		5.87%		1.76%		4%
1.11	11.11	13.03	(5)	113	0.60	(4)	7.83	(4)	1.65	(4)	6	(5)

1.50	$12.63	16.06%		$1,052	0.40%		5.85%		1.96%		4%
1.13	11.13	13.23	(5)	906	0.40	(4)	7.82	(4)	1.85	(4)	6	(5)

1.66	$12.80	17.05%		$706	0.85%		5.36%		1.46%		5%
1.14	11.14	13.06	(5)	331	0.85	(4)	6.49	(4)	1.47	(4)	4	(5)

1.67	$12.81	17.41%		$145	0.60%		5.12%		1.57%		5%
1.14	11.14	13.25	(5)	113	0.60	(4)	7.70	(4)	1.57	(4)	4	(5)

1.70	$12.87	17.64%		$1,068	0.40%		5.11%		1.76%		5%
1.17	11.17	13.55	(5)	908	0.40	(4)	7.69	(4)	1.77	(4)	4	(5)

1.91	$13.22	19.17%		$286	0.85%		6.06%		1.20%		12%
1.31	11.31	14.76	(5)	160	0.85	(4)	8.02	(4)	1.46	(4)	3	(5)

1.90	$13.22	19.38%		$148	0.60%		5.82%		1.46%		12%
1.32	11.32	15.10	(5)	124	0.60	(4)	7.99	(4)	1.66	(4)	3	(5)

1.94	$13.28	19.71%		$1,104	0.40%		5.81%		1.66%		12%
1.34	11.34	15.30	(5)	922	0.40	(4)	8.01	(4)	1.83	(4)	3	(5)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
DFA 2045 Target Date Retirement Income Fund
Class A
1/1/17 to 12/31/17	$11.41	0.17	2.26	2.43	(0.18)	(0.04)	(0.22)
1/11/16(3) to 12/31/16	10.00	0.16	1.42	1.58	(0.17)	—	(0.17)
Class I
1/1/17 to 12/31/17	$11.41	0.21	2.25	2.46	(0.21)	(0.04)	(0.25)
1/11/16(3) to 12/31/16	10.00	0.18	1.43	1.61	(0.20)	—	(0.20)
Class R6
1/1/17 to 12/31/17	$11.44	0.22	2.27	2.49	(0.21)	(0.04)	(0.25)
1/11/16(3) to 12/31/16	10.00	0.20	1.44	1.64	(0.20)	—	(0.20)
DFA 2050 Target Date Retirement Income Fund
Class A
1/1/17 to 12/31/17	$11.41	0.16	2.29	2.45	(0.19)	(0.07)	(0.26)
1/11/16(3) to 12/31/16	10.00	0.15	1.43	1.58	(0.17)	—	(0.17)
Class I
1/1/17 to 12/31/17	$11.41	0.19	2.29	2.48	(0.22)	(0.07)	(0.29)
1/11/16(3) to 12/31/16	10.00	0.18	1.43	1.61	(0.20)	—	(0.20)
Class R6
1/1/17 to 12/31/17	$11.43	0.22	2.28	2.50	(0.21)	(0.07)	(0.28)
1/11/16(3) to 12/31/16	10.00	0.20	1.43	1.63	(0.20)	—	(0.20)
DFA 2055 Target Date Retirement Income Fund
Class A
1/1/17 to 12/31/17	$11.41	0.17	2.26	2.43	(0.17)	(0.09)	(0.26)
1/11/16(3) to 12/31/16	10.00	0.15	1.43	1.58	(0.17)	—	(0.17)
Class I
1/1/17 to 12/31/17	$11.41	0.19	2.27	2.46	(0.20)	(0.09)	(0.29)
1/11/16(3) to 12/31/16	10.00	0.21	1.40	1.61	(0.20)	—	(0.20)
Class R6
1/1/17 to 12/31/17	$11.43	0.22	2.29	2.51	(0.21)	(0.09)	(0.30)
1/11/16(3) to 12/31/16	10.00	0.20	1.43	1.63	(0.20)	—	(0.20)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(6)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(2)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

2.21	$13.62	21.40%		$268	0.85%		6.13%		1.32%		5%
1.41	11.41	15.85	(5)	153	0.85	(4)	7.88	(4)	1.51	(4)	4	(5)

2.21	$13.62	21.70%		$184	0.60%		5.85%		1.64%		5%
1.41	11.41	16.08	(5)	116	0.60	(4)	7.98	(4)	1.70	(4)	4	(5)

2.24	$13.68	21.91%		$1,135	0.40%		5.86%		1.71%		5%
1.44	11.44	16.40	(5)	931	0.40	(4)	7.97	(4)	1.90	(4)	4	(5)

2.19	$13.60	21.47%		$324	0.85%		5.95%		1.29%		8%
1.41	11.41	15.85	(5)	116	0.85	(4)	8.36	(4)	1.45	(4)	3	(5)

2.19	$13.60	21.75%		$141	0.60%		5.67%		1.51%		8%
1.41	11.41	16.11	(5)	116	0.60	(4)	8.11	(4)	1.70	(4)	3	(5)

2.22	$13.65	21.99%		$1,135	0.40%		5.67%		1.71%		8%
1.43	11.43	16.31	(5)	931	0.40	(4)	8.11	(4)	1.90	(4)	3	(5)

2.17	$13.58	21.39%		$174	0.85%		6.54%		1.34%		6%
1.41	11.41	15.86	(5)	116	0.85	(4)	8.39	(4)	1.45	(4)	10	(5)

2.17	$13.58	21.66%		$141	0.60%		6.31%		1.50%		6%
1.41	11.41	16.13	(5)	116	0.60	(4)	7.46	(4)	1.99	(4)	10	(5)

2.21	$13.64	21.97%		$1,135	0.40%		6.30%		1.71%		6%
1.43	11.43	16.33	(5)	931	0.40	(4)	8.13	(4)	1.90	(4)	10	(5)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
DFA 2060 Target Date Retirement Income Fund
Class A
1/1/17 to 12/31/17	$11.41	0.16	2.28	2.44	(0.18)	(0.04)	(0.22)
1/11/16(3) to 12/31/16	10.00	0.16	1.42	1.58	(0.17)	—	(0.17)
Class I
1/1/17 to 12/31/17	$11.41	0.19	2.29	2.48	(0.21)	(0.04)	(0.25)
1/11/16(3) to 12/31/16	10.00	0.18	1.42	1.60	(0.19)	—	(0.19)
Class R6
1/1/17 to 12/31/17	$11.44	0.22	2.28	2.50	(0.21)	(0.04)	(0.25)
1/11/16(3) to 12/31/16	10.00	0.20	1.43	1.63	(0.19)	—	(0.19)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Change in Net Asset Value	Net Asset Value, End of Period	Total Return(6)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(2)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(2)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

2.22	$13.63	21.43%		$204	0.85%		6.20%		1.29%		6%
1.41	11.41	15.83	(5)	153	0.85	(4)	8.90	(4)	1.67	(4)	3	(5)

2.23	$13.64	21.79%		$207	0.60%		5.97%		1.54%		6%
1.41	11.41	16.06	(5)	136	0.60	(4)	7.93	(4)	1.72	(4)	3	(5)

2.25	$13.69	21.93%		$1,135	0.40%		5.94%		1.71%		6%
1.44	11.44	16.36	(5)	931	0.40	(4)	8.02	(4)	1.90	(4)	3	(5)

Footnote Legend:

(1)	Computed using average shares outstanding.
(2)	Each Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(3)	Inception date
(4)	Annualized
(5)	Not Annualized
(6)	Sales charges, where applicable, are not reflected in the total return calculation.

See Notes to Financial Statements

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT

DECEMBER 31, 2017

Note 1—Organization

Virtus Retirement Trust (the “Trust”) was originally organized as a Massachusetts business trust on December 4, 1995, under the name of “Phoenix Duff & Phelps Institutional Mutual Funds.” It was reorganized as a Delaware statutory trust in October 2000 and is registered under the Investment company act of 1940, as amended (“1940 Act”). From May 1, 2004, to October 20, 2008, the Trust was named Phoenix Institutional Mutual Funds, and from October 20, 2008, to August 24, 2015, the Trust was named Virtus Institutional Trust.

As of the date of this report the Trust is comprised of ten funds (each a “Fund”), each reported in this annual report. Each Fund’s investment objective is outlined on the Portfolio Manager Fund Commentary page. There is no guarantee that a Fund will achieve its objective.

All of the Funds offer Class A shares, Class I shares, and Class R6 shares. (Each Fund has Class T shares registered, but they are not yet available for purchase.)

Class A shares of the Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class I shares and Class R6 shares are sold without a front end sales charge or CDSC.

Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans,

including Section 401(k), 403(b) and 457 plans, profit-sharing, money purchase pension and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) approved by the Trust’s Board of Trustees (the “Board”) and has exclusive voting rights with respect to such plan(s). Class I shares and Class R6 shares are not subject to a 12b-1 plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2—Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2017

statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2017

correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2017

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of December 31, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitation are from the year 2016 forward.

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.

Note 3—Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Retirement Investment Advisers, LLC (“VRIA” or the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.

As compensation for its services to the Funds, the Adviser is entitled to a fee of 0.30% of the average daily net assets of each Fund.

B.	Subadviser

The subadviser manages the investments of each Fund for which it is paid a fee by the Adviser. Dimensional Fund Advisors LP (“Dimensional”) is the subadviser to all the Funds.

C.	Expense Limits

The Adviser has contractually agreed to limit the total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of each Fund, so that such expenses do not exceed, on an annualized basis, the amounts indicated in the following table through April 30, 2018.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2017

	Class A Shares	Class I Shares	Class R6 Shares

DFA 2015 Target Date Retirement Income Fund	0.85%	0.60%	0.40%
DFA 2020 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2025 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2030 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2035 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2040 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2045 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2050 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2055 Target Date Retirement Income Fund	0.85	0.60	0.40
DFA 2060 Target Date Retirement Income Fund	0.85	0.60	0.40

Following the contractual period, VRIA may discontinue these arrangements at any time.

D.	Expense Recapture

Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	2019	2020	Total
DFA 2015 Target Date Retirement Income Fund	$81	$76	$157
DFA 2020 Target Date Retirement Income Fund	81	77	158
DFA 2025 Target Date Retirement Income Fund	81	78	159
DFA 2030 Target Date Retirement Income Fund	81	77	158
DFA 2035 Target Date Retirement Income Fund	81	78	159
DFA 2040 Target Date Retirement Income Fund	81	77	158
DFA 2045 Target Date Retirement Income Fund	81	77	158
DFA 2050 Target Date Retirement Income Fund	81	76	157
DFA 2055 Target Date Retirement Income Fund	81	76	157
DFA 2060 Target Date Retirement Income Fund	81	77	158

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of each Fund’s shares and has advised the Funds that for the fiscal year ended December 31, 2017, it retained net commissions of $3 for Class A shares and CDSC of $0, respectively.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2017

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rate of 0.25% for Class A shares. Class I shares and Class R6 shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

For the period ended December 31, 2017, the Funds incurred administration fees totaling $12 which are included in the Statements of Operations within the line item “Administration fees”.

For the period ended December 31, 2017, the Funds incurred transfer agent fees totaling $10 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses”. A portion of these fees was paid to outside entities that also provide services to the Funds.

G.	Affiliated Accounts

At December 31, 2017, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of certain Funds which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
DFA 2015 Target Date Retirement Income Fund
Class A	10,397	$117
Class I	10,440	117
Class R6	83,508	941
DFA 2020 Target Date Retirement Income Fund
Class A	10,474	121
Class I	10,518	122
Class R6	84,145	979
DFA 2025 Target Date Retirement Income Fund
Class A	10,360	127
Class I	10,404	127
Class R6	83,220	1,023
DFA 2030 Target Date Retirement Income Fund
Class A	10,361	131
Class I	10,405	131
Class R6	83,238	1,052

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2017

	Shares	Aggregate Net Asset Value
DFA 2035 Target Date Retirement Income Fund
Class A	10,339	$133
Class I	10,380	133
Class R6	83,033	1,068
DFA 2040 Target Date Retirement Income Fund
Class A	10,345	137
Class I	10,394	137
Class R6	83,149	1,104
DFA 2045 Target Date Retirement Income Fund
Class A	10,326	141
Class I	10,372	141
Class R6	82,984	1,135
DFA 2050 Target Date Retirement Income Fund
Class A	10,347	141
Class I	10,396	141
Class R6	83,157	1,135
DFA 2055 Target Date Retirement Income Fund
Class A	10,357	141
Class I	10,403	141
Class R6	83,217	1,135
DFA 2060 Target Date Retirement Income Fund
Class A	10,319	141
Class I	10,363	141
Class R6	82,915	1,135

H.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at December 31, 2017.

Note 4—Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term investments) during the period ended December 31, 2017, were as follows:

	Purchases	Sales

DFA 2015 Target Date Retirement Income Fund	$265	$69
DFA 2020 Target Date Retirement Income Fund	172	243

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2017

	Purchases	Sales
DFA 2025 Target Date Retirement Income Fund	$691	$61
DFA 2030 Target Date Retirement Income Fund	201	61
DFA 2035 Target Date Retirement Income Fund	411	81
DFA 2040 Target Date Retirement Income Fund	267	164
DFA 2045 Target Date Retirement Income Fund	209	73
DFA 2050 Target Date Retirement Income Fund	289	111
DFA 2055 Target Date Retirement Income Fund	134	77
DFA 2060 Target Date Retirement Income Fund	155	77

Note 5—Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	DFA 2015 Target Date Retirement Income Fund
	Year Ended December 31, 2017			From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	15		$171	23		$241
Reinvestment of distributions	1		7	—	(1)	4
Shares repurchased	—	(1)	(4)	(4)		(43)

Net Increase / (Decrease)	16		$174	19		$202

Class I
Sale of shares	—		$—	10		$101
Reinvestment of distributions	—	(1)	3	—	(1)	2
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	—	(1)	$3	10		$103

Class R6
Sale of shares	—		$—	80		$800
Reinvestment of distributions	2		22	2		16
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	2		$22	82		$816

(1)	Amount is less than 500.
(2)	Amount is less than $500.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2017

	DFA 2020 Target Date Retirement Income Fund
	Year Ended December 31, 2017			From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	6		$69	32		$349
Reinvestment of distributions	1		10	—	(1)	5
Shares repurchased	(15)		(169)	—	(1)	(3)

Net Increase / (Decrease)	(8)		$(90)	32		$351

Class I
Sale of shares	—		$—	10		$100
Reinvestment of distributions	—	(1)	4	—	(1)	2
Shares repurchased	—		—	—	(1)	—	(2)

Net Increase / (Decrease)	—	(1)	$4	10		$102

Class R6
Sale of shares	—		$—	80		$800
Reinvestment of distributions	3		33	1		14
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	3		$33	81		$814

	DFA 2025 Target Date Retirement Income Fund
	Year Ended December 31, 2017			From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	53		$599	24		$255
Reinvestment of distributions	1		18	—	(1)	4
Shares repurchased	(1)		(8)	—	(1)	—	(2)

Net Increase / (Decrease)	53		$609	24		$259

Class I
Sale of shares	—		$—	10		$100
Reinvestment of distributions	—	(1)	2	—	(1)	2
Shares repurchased	—		—	—	(1)	—	(2)

Net Increase / (Decrease)	—	(1)	$2	10		$102

Class R6
Sale of shares	—		$—	80		$800
Reinvestment of distributions	2		22	1		16
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	2		$22	81		$816

(1)	Amount is less than 500.
(2)	Amount is less than $500.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2017

	DFA 2030 Target Date Retirement Income Fund
	Year Ended December 31, 2017			From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	10		$112	22		$228
Reinvestment of distributions	1		8	—	(1)	3
Shares repurchased	—	(1)	(2)	—	(1)	—	(2)

Net Increase / (Decrease)	11		$118	22		$231

Class I
Sale of shares	—		$—	10		$100
Reinvestment of distributions	—	(1)	3	—	(1)	2
Shares repurchased	—		—	—	(1)	—	(2)

Net Increase / (Decrease)	—	(1)	$3	10		$102

Class R6
Sale of shares	—		$—	80		$800
Reinvestment of distributions	2		23	1		16
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	2		$23	81		$816

	DFA 2035 Target Date Retirement Income Fund
	Year Ended December 31, 2017			From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	26		$303	31		$320
Reinvestment of distributions	1		10	—	(1)	5
Shares repurchased	(1)		(11)	(2)		(19)

Net Increase / (Decrease)	26		$302	29		$306

Class I
Sale of shares	1		$10	10		$100
Reinvestment of distributions	—	(1)	3	—	(1)	2
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	1		$13	10		$102

Class R6
Sale of shares	—		$—	80		$800
Reinvestment of distributions	2		21	1		15
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	2		$21	81		$815

(1)	Amount is less than 500.
(2)	Amount is less than $500.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2017

	DFA 2040 Target Date Retirement Income Fund
	Year Ended December 31, 2017			From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	14		$171	14		$144
Reinvestment of distributions	—	(1)	6	—	(1)	2
Shares repurchased	(7)		(94)	—	(1)	—	(2)

Net Increase / (Decrease)	7		$83	14		$146

Class I
Sale of shares	—		$—	11		$108
Reinvestment of distributions	—	(1)	3	—	(1)	2
Shares repurchased	—		—	—	(1)	—	(2)

Net Increase / (Decrease)	—	(1)	$3	11		$110

Class R6
Sale of shares	—		$—	80		$800
Reinvestment of distributions	2		23	1		15
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	2		$23	81		$815

	DFA 2045 Target Date Retirement Income Fund
	Year Ended December 31, 2017			From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	6		$76	14		$141
Reinvestment of distributions	—	(1)	5	—	(1)	2
Shares repurchased	—	(1)	(6)	—	(1)	(6)

Net Increase / (Decrease)	6		$75	14		$137

Class I
Sale of shares	3		$39	10		$100
Reinvestment of distributions	—	(1)	3	—	(1)	2
Shares repurchased	—		—	—	(1)	—	(2)

Net Increase / (Decrease)	3		$42	10		$102

Class R6
Sale of shares	—		$—	80		$800
Reinvestment of distributions	2		21	1		16
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	2		$21	81		$816

(1)	Amount is less than 500.
(2)	Amount is less than $500.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2017

	DFA 2050 Target Date Retirement Income Fund
	Year Ended December 31, 2017			From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	17		$193	10		$100
Reinvestment of distributions	—	(1)	6	—	(1)	2
Shares repurchased	(3)		(43)	—		—

Net Increase / (Decrease)	14		$156	10		$102

Class I
Sale of shares	—	(1)	$— (2)	10		$100
Reinvestment of distributions	—	(1)	3	—	(1)	2
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	—	(1)	$3	10		$102

Class R6
Sale of shares	—		$—	80		$800
Reinvestment of distributions	2		23	1		16
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	2		$23	81		$816

	DFA 2055 Target Date Retirement Income Fund
	Year Ended December 31, 2017			From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	3		$37	10		$100
Reinvestment of distributions	—	(1)	3	—	(1)	2
Shares repurchased	(1)		(7)	—	(1)	—	(2)

Net Increase / (Decrease)	2		$33	10		$102

Class I
Sale of shares	—		$—	16		$170
Reinvestment of distributions	—	(1)	3	—	(1)	2
Shares repurchased	—		—	(6)		(69)

Net Increase / (Decrease)	—	(1)	$3	10		$103

Class R6
Sale of shares	—		$—	80		$800
Reinvestment of distributions	2		24	1		16
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	2		$24	81		$816

(1)	Amount is less than 500.
(2)	Amount is less than $500.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2017

	DFA 2060 Target Date Retirement Income Fund
	Year Ended December 31, 2017			From Inception January 11, 2016 to December 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	2		$22	13		$136
Reinvestment of distributions	—	(1)	3	—	(1)	2
Shares repurchased	—	(1)	(5)	—	(1)	—	(2)

Net Increase / (Decrease)	2		$20	13		$138

Class I
Sale of shares	3		$35	12		$120
Reinvestment of distributions	—	(1)	4	—	(1)	2
Shares repurchased	—		—	—	(1)	—	(2)

Net Increase / (Decrease)	3		$39	12		$122

Class R6
Sale of shares	—		$—	80		$800
Reinvestment of distributions	2		20	1		16
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	2		$20	81		$816

(1)	Amount is less than 500.
(2)	Amount is less than $500.

Note 6—Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high risk securities may be complex, and as a result, it may be more difficult for the Adviser and/

or subadviser to accurately predict risk.

Certain Funds may invest in ETFs, which may expose the Funds to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Funds of owning shares of the ETF will exceed those the

Funds would incur by investing in such securities directly.

Investing in sector funds or non-diversified funds may be more volatile than investing in broadly diversified funds, and may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2017

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 7—Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At December 31, 2017, the Funds did not hold any securities that were illiquid or restricted.

Note 8—Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its Funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.

Note 9—Federal Income Tax Information

($ reported in thousands)

At December 31, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

DFA 2015 Target Date Retirement Income Fund	$1,302	$133	$—	$133
DFA 2020 Target Date Retirement Income Fund	1,198	169	— (1)	169
DFA 2025 Target Date Retirement Income Fund	1,794	294	(1)	293
DFA 2030 Target Date Retirement Income Fund	1,277	291	(1)	290

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2017

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)		Net Unrealized Appreciation (Depreciation)
DFA 2035 Target Date Retirement Income Fund	$1,543	$359	$(2)		$357
DFA 2040 Target Date Retirement Income Fund	1,168	352	(1)		351
DFA 2045 Target Date Retirement Income Fund	1,180	390	—	(1)	390
DFA 2050 Target Date Retirement Income Fund	1,188	394	—	(1)	394
DFA 2055 Target Date Retirement Income Fund	1,066	366	—	(1)	366
DFA 2060 Target Date Retirement Income Fund	1,141	387	—	(1)	387

(1)	Amount is less than $500.

The differences between book basis cost and tax basis cost were primarily attributable to the tax deferral of losses on wash sales.

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed above) consist of the following:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gains

DFA 2015 Target Date Retirement Income Fund	$—		$—	(1)
DFA 2020 Target Date Retirement Income Fund	—		2
DFA 2025 Target Date Retirement Income Fund	1		2
DFA 2030 Target Date Retirement Income Fund	1		2
DFA 2035 Target Date Retirement Income Fund	—	(1)	3
DFA 2040 Target Date Retirement Income Fund	3		4
DFA 2045 Target Date Retirement Income Fund	1		3
DFA 2050 Target Date Retirement Income Fund	1		3
DFA 2055 Target Date Retirement Income Fund	—		3
DFA 2060 Target Date Retirement Income Fund	1		3

(1)	Amount is less than $500.

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. These differences primarily related to the wash sales and other differences. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest. Short-term gain

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2017

distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The tax character of dividends and distributions paid during the fiscal year ended December 31, 2017, and the fiscal period ended December 31, 2016, was as follows:

	Ordinary Income	Long-Term Capital Gains	Total
DFA 2015 Target Date Retirement Income Fund
2017	$29	$3	$32
2016	22	—	22
DFA 2020 Target Date Retirement Income Fund
2017	29	17	46
2016	21	—	21
DFA 2025 Target Date Retirement Income Fund
2017	40	2	42
2016	22	—	22
DFA 2030 Target Date Retirement Income Fund
2017	30	2	32
2016	21	—	21
DFA 2035 Target Date Retirement Income Fund
2017	33	3	36
2016	22	—	22
DFA 2040 Target Date Retirement Income Fund
2017	28	3	31
2016	19	—	19
DFA 2045 Target Date Retirement Income Fund
2017	23	4	27
2016	20	—	20
DFA 2050 Target Date Retirement Income Fund
2017	28	4	32
2016	20	—	20
DFA 2055 Target Date Retirement Income Fund
2017	24	5	29
2016	20	—	20
DFA 2060 Target Date Retirement Income Fund
2017	23	4	27
2016	20	—	20

For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. The reclassifications have no impact on the net assets or net asset value of the Funds. As of December 31, 2017, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

	Capital Paid in on Shares of Beneficial Interest	Undistributed Net Investment Income (Loss)		Accumulated Net Realized Gain (Loss)

DFA 2015 Target Date Retirement Income Fund	$—	$—	(1)	$—	(1)
DFA 2020 Target Date Retirement Income Fund	—	—	(1)	—	(1)
DFA 2025 Target Date Retirement Income Fund	—	—	(1)	—	(1)

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2017

	Capital Paid in on Shares of Beneficial Interest	Undistributed Net Investment Income (Loss)		Accumulated Net Realized Gain (Loss)
DFA 2030 Target Date Retirement Income Fund	$—	$—	(1)	$—	(1)
DFA 2035 Target Date Retirement Income Fund	—	—	(1)	—	(1)
DFA 2040 Target Date Retirement Income Fund	—	—	(1)	—	(1)
DFA 2045 Target Date Retirement Income Fund	—	—	(1)	—	(1)
DFA 2050 Target Date Retirement Income Fund	—	—	(1)	—	(1)
DFA 2055 Target Date Retirement Income Fund	—	—	(1)	—	(1)
DFA 2060 Target Date Retirement Income Fund	—	—	(1)	—	(1)

(1)	Amount less than $500.

Note 10—10% Shareholders

As of December 31, 2017, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts

DFA 2015 Target Date Retirement Income Fund	65%	1*
DFA 2020 Target Date Retirement Income Fund	71	1*
DFA 2025 Target Date Retirement Income Fund	69	2*
DFA 2030 Target Date Retirement Income Fund	66	1*
DFA 2035 Target Date Retirement Income Fund	66	2*
DFA 2040 Target Date Retirement Income Fund	72	1*
DFA 2045 Target Date Retirement Income Fund	71	1*
DFA 2050 Target Date Retirement Income Fund	71	1*
DFA 2055 Target Date Retirement Income Fund	78	1*
DFA 2060 Target Date Retirement Income Fund	73	1*

*	Includes affiliated accounts

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2017

Note 11—Borrowings

($ reported in thousands)

On September 18, 2017, the Funds and other affiliated funds entered into a $150,000 unsecured line of credit. This Credit Agreement is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days. Interest is charged at the higher of the LIBOR (London Interbank Offered Rate) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.

On June 29, 2016, the Funds and other affiliated funds renewed a $50,000 secured line of credit. This Credit Agreement was with a commercial bank that allowed the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement had a term of 364 days and was renewable by the Funds with the bank’s consent and approval of the Board. Interest was charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees were charged on the undrawn balance. The Funds and other affiliated funds that were parties were individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank had the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default. On June 14, 2017, the term of this Credit Agreement was extended for an additional 90 days.

Effective September 18, 2017, this Credit Agreement was terminated and replaced by a new credit facility.

The Funds had no outstanding borrowings at any time during the period.

Note 12—Regulatory Matters and Litigation

From time to time, the Trust, the Funds, the Funds’ Adviser and/or subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

Note 13—Recent Accounting Pronouncement

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulations S-X amendments.

VIRTUS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENT (Continued)

DECEMBER 31, 2017

Note 14—Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date these financial statements were available for issuance and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Virtus Retirement Trust and Shareholders of Virtus DFA 2015 Target Date Retirement Income Fund, Virtus DFA 2020 Target Date Retirement Income Fund, Virtus DFA 2025 Target Date Retirement Income Fund, Virtus DFA 2030 Target Date Retirement Income Fund, Virtus DFA 2035 Target Date Retirement Income Fund, Virtus DFA 2040 Target Date Retirement Income Fund, Virtus DFA 2045 Target Date Retirement Income Fund, Virtus DFA 2050 Target Date Retirement Income Fund, Virtus DFA 2055 Target Date Retirement Income Fund and Virtus DFA 2060 Target Date Retirement Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus DFA 2015 Target Date Retirement Income Fund, Virtus DFA 2020 Target Date Retirement Income Fund, Virtus DFA 2025 Target Date Retirement Income Fund, Virtus DFA 2030 Target Date Retirement Income Fund, Virtus DFA 2035 Target Date Retirement Income Fund, Virtus DFA 2040 Target Date Retirement Income Fund, Virtus DFA 2045 Target Date Retirement Income Fund, Virtus DFA 2050 Target Date Retirement Income Fund, Virtus DFA 2055 Target Date Retirement Income Fund and Virtus DFA 2060 Target Date Retirement Income Fund (constituting Virtus Retirement Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017 and the statements of changes in net assets and the financial highlights for the year ended December 31, 2017 and for the period January 11, 2016 (commencement of operations) through December 31, 2016, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year ended December 31, 2017, and the changes in each of their net assets and each of the financial highlights for the year ended December 31, 2017 and for the period January 11, 2016 (commencement of operations) through December 31, 2016 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Report of Independent Registered Public

Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodians and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 23, 2018

We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not determined the specific year we began serving as auditor of the Funds (or predecessor entities).

VIRTUS RETIREMENT TRUST

TAX INFORMATION NOTICE (Unaudited)

DECEMBER 31, 2017

For the fiscal year ended December 31, 2017, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Funds which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Funds designate the amounts below as long-term capital gains dividends (“LTCG”) taxable at a 20% rate, or lower depending on the shareholder’s income ($ reported in thousands). LTCG amounts, if subsequently different, will be designated in the next annual report.

Fund	QDI	DRD	LTCG
DFA 2015 Target Date Retirement Income Fund	18%	10%	$1
DFA 2020 Target Date Retirement Income Fund	25	14	17
DFA 2025 Target Date Retirement Income Fund	36	20	2
DFA 2030 Target Date Retirement Income Fund	46	26	2
DFA 2035 Target Date Retirement Income Fund	63	36	3
DFA 2040 Target Date Retirement Income Fund	72	41	4
DFA 2045 Target Date Retirement Income Fund	91	52	4
DFA 2050 Target Date Retirement Income Fund	82	47	4
DFA 2055 Target Date Retirement Income Fund	85	48	5
DFA 2060 Target Date Retirement Income Fund	94	54	3

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Retirement Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Retirement Investment Advisers, Inc. (“VRIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus DFA 2015 Target Date Retirement Income Fund, Virtus DFA 2020 Target Date Retirement Income Fund, Virtus DFA 2025 Target Date Retirement Income Fund, Virtus DFA 2030 Target Date Retirement Income Fund, Virtus DFA 2035 Target Date Retirement Income Fund, Virtus DFA 2040 Target Date Retirement Income Fund, Virtus DFA 2045 Target Date Retirement Income Fund, Virtus DFA 2050 Target Date Retirement Income Fund, Virtus DFA 2055 Target Date Retirement Income Fund and Virtus DFA 2060 Target Date Retirement Income Fund (individually and collectively, the “Funds”). At in-person meetings held on November 3, 2017 and November 15-16, 2017 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VRIA and Dimensional Fund Advisors LP (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VRIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Funds.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VRIA and the Subadviser; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VRIA under the Advisory Agreement; (5) any “fall-out” benefits to VRIA, the Subadviser and its affiliates (i.e., ancillary benefits realized by VRIA, the Subadviser or their affiliates from VRIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VRIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

Nature, Extent and Quality of Services

The Trustees received in advance of the Meetings information provided by VRIA and the Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VRIA’s senior management personnel, during which among other items, VRIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VRIA is responsible for the oversight of the Funds’ investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VRIA, the Board considered VRIA’s process for supervising and managing subadvisers, including (a) VRIA’s ability to select and monitor the subadvisers; (b) VRIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VRIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VRIA’s management and other personnel; (b) the financial condition of VRIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VRIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VRIA and its affiliates to the Funds; (e) VRIA’s supervision of the Funds’ other service providers; and (f) VRIA’s risk management processes. It was noted that affiliates of VRIA serve as administrator, transfer agent and distributor to the Funds. The Board also took into account its knowledge of VRIA’s management and the quality of the performance of VRIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VRIA’s and the Subadviser’s management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VRIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Funds.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about the Funds’ performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VRIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to each Fund. The Board was mindful of VRIA’s focus on the Subadviser’s performance and noted VRIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2017.

DFA 2015 Target Date Retirement Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year-to-date and 1-year periods and underperformed its benchmark for the year-to-date and 1-year periods.

DFA 2020 Target Date Retirement Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year-to-date and 1-year periods and underperformed its benchmark for the year-to-date and 1-year periods.

DFA 2025 Target Date Retirement Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year-to-date and 1-year periods and underperformed its benchmark for the year-to-date and 1-year periods.

DFA 2030 Target Date Retirement Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year-to-date and 1-year periods and underperformed its benchmark for the year-to-date and 1-year periods.

DFA 2035 Target Date Retirement Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year-to-date and 1-year periods and underperformed its benchmark for the year-to-date and 1-year periods.

DFA 2040 Target Date Retirement Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year-to-date period and underperformed its benchmark for the year-to-date and 1-year periods. The Board also noted that the Fund outperformed the median of its Performance Universe for the 1-year period.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

DFA 2045 Target Date Retirement Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year-to-date period and underperformed its benchmark for the 1-year period. The Board also noted that the Fund outperformed the median of its Performance Universe for the 1-year period and outperformed its benchmark for the year-to-date period.

DFA 2050 Target Date Retirement Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year-to-date period and underperformed its benchmark for the 1-year period. The Board also noted that the Fund outperformed the median of its Performance Universe for the 1-year period and outperformed its benchmark for the year-to-date period.

DFA 2055 Target Date Retirement Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year-to-date period and underperformed its benchmark for the 1-year period. The Board also noted that the Fund outperformed the median of its Performance Universe for the 1-year period and outperformed its benchmark for the year-to-date period.

DFA 2060 Target Date Retirement Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year-to-date period and underperformed its benchmark for the 1-year period. The Board also noted that the Fund outperformed the median of its Performance Universe for the 1-year period and outperformed its benchmark for the year-to-date period.

The Board also considered management’s discussion about the reasons for a Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that each Fund had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VRIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VRIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

DFA 2015 Target Date Retirement Income Fund. The Board considered that the Fund’s actual management fee after waivers and net total expenses were below the median of the Expense Group. The Board also noted that the total expenses without indirect expenses were above the median of the Expense Group.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

DFA 2020 Target Date Retirement Income Fund. The Board considered that the Fund’s actual management fee after waivers was below the median of the Expense Group. The Board also noted that the net total expenses were above the median of the Expense Group.

DFA 2025 Target Date Retirement Income Fund. The Board considered that the Fund’s actual management fee after waivers was below the median of the Expense Group. The Board also noted that the net total expenses were above the median of the Expense Group.

DFA 2030 Target Date Retirement Income Fund. The Board considered that the Fund’s actual management fee after waivers was below the median of the Expense Group. The Board also noted that the net total expenses were above the median of the Expense Group.

DFA 2035 Target Date Retirement Income Fund. The Board considered that the Fund’s actual management fee after waivers was below the median of the Expense Group. The Board also noted that the net total expenses were above the median of the Expense Group.

DFA 2040 Target Date Retirement Income Fund. The Board considered that the Fund’s actual management fee after waivers was below the median of the Expense Group. The Board also noted that the net total expenses were above the median of the Expense Group.

DFA 2045 Target Date Retirement Income Fund. The Board considered that the Fund’s actual management fee after waivers was below the median of the Expense Group. The Board also noted that the net total expenses were above the median of the Expense Group.

DFA 2050 Target Date Retirement Income Fund. The Board considered that the Fund’s actual management fee after waivers was below the median of the Expense Group. The Board also noted that the net total expenses were above the median of the Expense Group.

DFA 2055 Target Date Retirement Income Fund. The Board considered that the Fund’s actual management fee after waivers was below the median of the Expense Group. The Board also noted that the net total expenses were above the median of the Expense Group.

DFA 2060 Target Date Retirement Income Fund. The Board considered that the Fund’s actual management fee after waivers and net total expenses were below the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VRIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VRIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by a VRIA affiliate. In addition to the fees paid to VRIA and its affiliates, the Board considered any other benefits derived by VRIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VRIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VRIA and its affiliates as well as other factors.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

In considering the profitability to the Subadviser in connection with its relationship to the Funds, the Board noted that the fees under the Subadvisory Agreement are paid by VRIA out of the fees that VRIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In addition, because Dimensional Fund Advisors LP is an unaffiliated subadviser, the Board relied on the ability of VRIA to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VRIA realizes economies of scale as the Funds’ assets grow. The Board noted that fee waivers and/or expense caps were in place for each of the Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure. The Board also took into account the current size of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense cap through April 30, 2019. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VRIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Funds managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors

The Board considered other benefits that may be realized by VRIA and the Subadviser and their respective affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VRIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VRIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that there are no other direct benefits to the Subadviser or VRIA in providing investment advisory services to the Funds, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Conclusion

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

FUND MANAGEMENT TABLES

Information pertaining to the Trustees and officers of the Trust as of the date the financial statements were available for issuance, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

The address of each individual, unless otherwise noted, is c/o Virtus Retirement Trust, 100 Pearl Street, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.

Independent Trustees

Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Brown, Thomas J. YOB: 1945 Served Since: 2016 86 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (74 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (9 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).
Burke, Donald C. YOB: 1960 Served Since: 2016 90 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (74 portfolios), Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Gelfenbien, Roger A. YOB: 1943 Served Since: 2016 86 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (74 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2000), Virtus Variable Insurance Trust (9 portfolios); and Director (1999 to 2017), USAllianz Variable Insurance Product Trust (42 portfolios).
Harris, Sidney E. YOB: 1949 Served Since: 2017 86 Portfolios	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University; Trustee (since 2017), Virtus Mutual Fund Family (74 portfolios), Virtus Variable Insurance Trust (9 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2013), KIPP Metro Atlanta; Trustee (since 1999) Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee (2012 to 2017), International University of the Grand Bassam; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2016 86 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm), Real Property Practice Group; and Member (since 2014), Counselors of Real Estate. Trustee (since 2016), Virtus Mutual Fund Family (74 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (9 portfolios).
McClellan, Hassell H. YOB: 1945 Served Since: 2015 86 Portfolios	Retired (since 2013); and Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College. Chairperson of the Board (since 2017) and Trustee (since 2000), John Hancock Fund Complex (collectively, 227 portfolios); Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Mutual Fund Family (74 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); and Trustee (since 2008), Virtus Variable Insurance Trust (9 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 86 Portfolios	Retired. Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President Global Finance Transformation (2007 to 2009); Vice President and Controller (1999 to 2007), The Coca-Cola Company. Trustee (since 2017), Virtus Mutual Fund Family (74 portfolios), Virtus Variable Insurance Trust (9 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2014), Total System Services, Inc.; and Trustee (2005 to 2017), RidgeWorth Funds.

FUND MANAGEMENT TABLES (Continued)

Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
McLoughlin, Philip YOB: 1946 Served Since: 1993 94 Portfolios	Retired. Director and Chairman (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Director and Chairman (since 2014) Duff & Phelps Select Energy MLP Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (9 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (74 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 90 Portfolios	Retired. Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (9 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); and Trustee (since 2001), Virtus Mutual Fund Family (74 portfolios).
Oates, James M. YOB: 1946 Served Since: 1996 90 Portfolios	Managing Director (since 1994), Wydown Group (consulting firm). Director (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Trustee (since 2016), Virtus Variable Insurance Trust (9 portfolios); Director (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Global Multi-Sector Income Fund; Trustee (since 2005) and Chairman (2005 to 2017), John Hancock Fund Complex (227 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Family (74 portfolios).
Segerson, Richard E. YOB: 1946 Served Since: 1996 86 Portfolios	Retired; and Managing Director (1998 to 2013), Northway Management Company. Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios) and Virtus Variable Insurance Trust (9 portfolios); and Trustee (since 1983), Virtus Mutual Fund Family (74 portfolios).

Interested Trustee

Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Elected: 2006 92 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2005). Chairman and Trustee (since 2015), Virtus ETF Trust II (2 funds); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (3 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (74 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.

*	Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.

FUND MANAGEMENT TABLES (Continued)

Officers of the Trust Who Are Not Trustees

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Treasurer and Chief Financial Officer (since 2010), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2016), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (2017 to Present), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), and Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Senior Vice President(2013 to 2014), Vice President (2011 to 2013), and Assistant Secretary (since 2011), Virtus Global Multi-Sector Income Fund; Assistant Secretary (since 2015), Duff & Phelps Select Energy MLP Fund Inc.; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.

FUND MANAGEMENT TABLES (Continued)

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017), Vice President and Chief Compliance Officer (2011 to 2017), and Chief Compliance Officer (since 2011).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2017) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Mutual Fund Family; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013), Senior Vice President (2008 to 2013).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Family; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Director (since 2013), Virtus Global Funds PLC; and Executive Vice President (since 2013), Virtus Alternative Solutions Trust.

VIRTUS RETIREMENT TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

Philip R. McLoughlin, Chairman

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

Sidney E. Harris

John R. Mallin

Hassell H. McClellan

Connie D. McDaniel

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Julia R. Short, Senior Vice President

Investment Adviser

Virtus Retirement Investment Advisers, LLC

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

Virtus Fund Services

100 Pearl Street

Hartford, CT 06103-4506

Custodian

Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

2001 Market Street

2 Commerce Square Suite 1700

Philadelphia, PA 19103-7042

How to Contact Us

Mutual Fund Services 1-800-243-1574

Website Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com.

8001	02-18

P.O. Box 9874 Providence, RI 02940-8074

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	Other than certain non-substantive changes, there have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d)	The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)	The Registrant’s Board of Trustees has determined that each of Thomas J. Brown, Donald C. Burke and Richard E. Segerson possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each of Messrs. Brown, Burke and Segerson is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $133,601 for 2017 and $19,309 for 2016.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $10,210 for 2017 and $0 for 2016. Such audit-related fees include out of pocket expenses and other fees.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2017 and $0 for 2016.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2017 and $0 for 2016.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Virtus Retirement Trust (the “Fund”) Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that Mr. Thomas J. Brown, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	0%

(c)	0%

(d)	Not applicable

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $566,627 for 2017 and $686,723 for 2016.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Retirement Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	3/09/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	3/09/2018

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date	3/09/2018

*	Print the name and title of each signing officer under his or her signature.